Schedule of Investments PIMCO Fixed Income SHares: Series C	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.1%
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		$7,504	$7,635
PG&E Corp.
1.125% due 12/31/2020 µ		1,500	1,509
4.320% (LIBOR03M + 2.250%) due 12/31/2020 ~µ		4,500	4,528
State Of Qatar 2.983% - 2.996% (LIBOR03M + 0.800%) due 12/21/2020 «~		6,100	6,085
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~		3,900	3,944
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		6,300	6,349
Total Loan Participations and Assignments (Cost $29,696)			30,050
CORPORATE BONDS & NOTES 48.1%
BANKING & FINANCE 36.1%
ABN AMRO Bank NV 4.800% due 04/18/2026		2,400	2,605
Air Lease Corp. 3.000% due 09/15/2023		3,150	3,201
American Tower Corp.
3.500% due 01/31/2023		3,375	3,499
4.700% due 03/15/2022		1,600	1,695
Banco Santander S.A. 6.250% due 09/11/2021 •(c)(d)	EUR	400	461
Bank of America Corp.
3.419% due 12/20/2028 •		$25,728	26,867
4.000% due 04/01/2024		271	291
5.875% due 03/15/2028 •(c)		6,700	7,259
Barclays Bank PLC 7.625% due 11/21/2022 (d)		12,100	13,349
Barclays PLC 4.375% due 01/12/2026		1,500	1,586
BNP Paribas S.A.
4.400% due 08/14/2028		14,700	16,244
4.705% due 01/10/2025 •		8,000	8,653
BPCE S.A. 5.150% due 07/21/2024		1,000	1,096
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,957
Charles Schwab Corp.
4.625% due 03/01/2022 •(c)		4,503	4,595
5.000% due 12/01/2027 •(c)		5,000	5,095
CIT Group, Inc. 4.750% due 02/16/2024		5,400	5,717
Cooperatieve Rabobank UA 4.375% due 08/04/2025		6,300	6,806
Credit Agricole S.A. 7.500% due 06/23/2026 •(c)(d)	GBP	100	145
Credit Suisse AG 6.500% due 08/08/2023 (d)		$7,466	8,332
Credit Suisse Group AG 7.500% due 07/17/2023 •(c)(d)		10,000	10,695
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		400	416
Crown Castle International Corp.
4.300% due 02/15/2029		3,000	3,316
5.250% due 01/15/2023		4,000	4,367
Deutsche Bank AG 4.250% due 10/14/2021		16,975	17,225
Discover Financial Services 4.500% due 01/30/2026		7,000	7,611
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		5,306	5,396
EPR Properties 3.750% due 08/15/2029		10,000	10,014
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,631
Ford Motor Credit Co. LLC
3.550% due 10/07/2022		5,000	5,004
5.584% due 03/18/2024		400	426

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

General Motors Financial Co., Inc. 4.250% due 05/15/2023		23,220	24,264
GLP Capital LP
5.250% due 06/01/2025		2,350	2,594
5.300% due 01/15/2029		3,150	3,484
Goldman Sachs Group, Inc.
3.500% due 01/23/2025		25,000	26,100
4.000% due 03/03/2024		16,700	17,831
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	3,326
Harborwalk Funding Trust 5.077% due 02/15/2069 •		4,500	5,435
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	4,441
5.875% due 09/28/2026 •(c)(d)	GBP	11,600	15,104
6.375% due 09/17/2024 •(c)(d)		$1,200	1,260
ING Groep NV 4.625% due 01/06/2026		5,000	5,535
Intesa Sanpaolo SpA 3.375% due 01/12/2023		10,400	10,494
JPMorgan Chase & Co.
3.625% due 05/13/2024		900	954
5.000% due 08/01/2024 •(c)		3,600	3,704
5.736% (US0003M + 3.470%) due 10/30/2019 ~(c)		22,164	22,302
Karntner Ausgleichszahlungs-Fonds 0.000% due 01/01/2023 «	EUR	1,402	123
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(c)(d)		$7,100	7,576
MetLife Capital Trust 7.875% due 12/15/2067		600	790
Morgan Stanley
3.591% due 07/22/2028 •		12,000	12,667
3.700% due 10/23/2024		10,000	10,601
4.000% due 07/23/2025		6,900	7,447
Navient Corp.
5.875% due 03/25/2021		5,255	5,478
7.250% due 01/25/2022		12,700	13,732
8.000% due 03/25/2020		1,950	1,994
New York Life Insurance Co. 4.450% due 05/15/2069		7,000	8,243
Piper Jaffray Cos. 4.740% due 10/15/2021 «(a)(e)		4,000	4,011
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(c)(d)		1,800	1,843
8.625% due 08/15/2021 •(c)(d)		17,400	18,676
Santander UK Group Holdings PLC 2.875% due 08/05/2021		3,100	3,114
SLM Student Loan Trust 1.330% (BP0003M + 0.550%) due 12/15/2039 ~	GBP	7,810	9,072
Springleaf Finance Corp. 6.125% due 05/15/2022		$7,700	8,277
State Street Corp. 5.625% due 12/15/2023 •(c)		14,000	14,507
Synchrony Financial 3.950% due 12/01/2027		1,100	1,129
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	383	600
5.744% due 04/13/2040		1,064	1,703
5.801% due 10/13/2040		6,926	11,207
UBS AG
4.750% due 02/12/2026 •(d)	EUR	400	463
7.625% due 08/17/2022 (d)		$6,000	6,775
Wells Fargo & Co.
3.450% due 02/13/2023		5,400	5,582
4.150% due 01/24/2029		10,000	11,083
5.889% (US0003M + 3.770%) due 12/15/2019 ~(c)		6,675	6,767
			508,842
INDUSTRIALS 11.2%
Bacardi Ltd. 4.450% due 05/15/2025		6,100	6,530
Bayer U.S. Finance LLC 4.375% due 12/15/2028		6,900	7,458
Braskem Finance Ltd. 5.750% due 04/15/2021		1,600	1,664
Campbell Soup Co. 3.650% due 03/15/2023		5,800	6,038
Charter Communications Operating LLC
4.908% due 07/23/2025		800	880
5.125% due 07/01/2049		2,000	2,139
CVS Health Corp.
4.100% due 03/25/2025		2,850	3,045
4.300% due 03/25/2028		10,000	10,825
DAE Funding LLC 5.250% due 11/15/2021		6,300	6,568

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

Ecopetrol S.A. 5.875% due 09/18/2023	3,400	3,794
Equifax, Inc. 3.028% (US0003M + 0.870%) due 08/15/2021 ~	4,050	4,049
General Electric Co. 5.000% due 01/21/2021 •(c)	9,000	8,552
General Mills, Inc.
3.700% due 10/17/2023	4,000	4,213
4.000% due 04/17/2025	4,600	4,960
Global Payments, Inc. 2.650% due 02/15/2025	5,800	5,832
Huntsman International LLC 4.500% due 05/01/2029	1,700	1,794
Kinder Morgan Energy Partners LP
3.500% due 03/01/2021	300	305
3.950% due 09/01/2022	1,000	1,041
6.850% due 02/15/2020	3,000	3,051
Kraft Heinz Foods Co. 4.375% due 06/01/2046	6,200	5,897
Las Vegas Sands Corp.
3.200% due 08/08/2024	3,900	3,978
3.500% due 08/18/2026	5,900	6,002
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	2,508	2,575
Magellan Health, Inc. 4.900% due 09/22/2024	8,500	8,511
Marvell Technology Group Ltd. 4.875% due 06/22/2028	6,050	6,726
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023	938	1,017
7.150% due 04/01/2021	3,065	3,065
Ooredoo International Finance Ltd. 5.000% due 10/19/2025	4,500	5,075
Rockies Express Pipeline LLC 5.625% due 04/15/2020	100	102
Sands China Ltd. 4.600% due 08/08/2023	15,400	16,331
Syngenta Finance NV 4.441% due 04/24/2023	2,500	2,614
Trustees of the University of Pennsylvania 3.610% due 02/15/2119	6,500	7,174
Wabtec Corp. 4.950% due 09/15/2028	1,400	1,546
Walgreens Boots Alliance, Inc. 3.800% due 11/18/2024	2,074	2,189
WestJet Airlines Ltd. 3.500% due 06/16/2021	1,800	1,831
		157,371
UTILITIES 0.8%
AT&T, Inc. 3.400% due 05/15/2025	5,500	5,748
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	1,366	1,359
Vodafone Group PLC 3.750% due 01/16/2024	4,150	4,378
		11,485
Total Corporate Bonds & Notes (Cost $648,088)		677,698
MUNICIPAL BONDS & NOTES 2.3%
CALIFORNIA 0.3%
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,995	3,939
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2008 5.630% due 01/01/2022	135	138
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	114	131
Chicago, Illinois General Obligation Notes, Series 2015 5.633% due 01/01/2020	200	201
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,095	1,336
		1,806
NEW JERSEY 0.4%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,000	5,015

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

NEW YORK 0.8%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069		11,700	11,601
TEXAS 0.3%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		4,925	4,976
VIRGINIA 0.4%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119		5,500	5,426
Total Municipal Bonds & Notes (Cost $32,409)			32,763
U.S. GOVERNMENT AGENCIES 57.4%
Fannie Mae UMBS 4.500% due 08/01/2039 - 11/01/2041		219	237
Fannie Mae UMBS, TBA
2.500% due 11/01/2049		28,000	27,850
3.000% due 11/01/2034		37,000	37,822
3.500% due 10/01/2034 - 12/01/2049		349,400	358,989
4.000% due 10/01/2049 - 11/01/2049		180,100	186,989
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038		39	43
Freddie Mac UMBS 4.000% due 09/01/2048		2,179	2,261
Ginnie Mae 4.000% (H15T1Y + 1.500%) due 01/20/2022 ~		1	2
Ginnie Mae, TBA
3.500% due 11/01/2049		154,000	159,498
5.000% due 10/01/2049		33,000	34,794
Total U.S. Government Agencies (Cost $807,143)			808,485
U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Bonds
2.250% due 08/15/2049		27,000	27,802
3.000% due 02/15/2049		33,000	39,386
U.S. Treasury Inflation Protected Securities (b)
0.750% due 07/15/2028 (j)		2,433	2,559
0.875% due 01/15/2029 (h)(j)		46,485	49,440
1.000% due 02/15/2049 (j)		22,430	25,411
Total U.S. Treasury Obligations (Cost $139,122)			144,598
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
Banc of America Funding Trust 4.647% due 01/20/2047 ^~		49	48
Bear Stearns Adjustable Rate Mortgage Trust
3.441% due 05/25/2034 ~		23	21
4.419% due 10/25/2033 ~		20	21
Bear Stearns ALT-A Trust 4.030% due 02/25/2036 ^~		525	460
Cascade Funding Mortgage Trust 4.000% due 10/25/2068		2,627	2,718
Citigroup Mortgage Loan Trust 3.258% due 04/25/2066 ~		8,727	8,748
Citigroup Mortgage Loan Trust, Inc.
4.550% due 09/25/2035 •		72	75
4.680% due 09/25/2035 •		96	99
Civic Mortgage LLC 4.349% due 11/25/2022 þ		2,378	2,383
Countrywide Alternative Loan Trust
2.218% due 05/25/2036 •		51	46
6.000% due 08/25/2034		6,638	7,140
Countrywide Home Loan Mortgage Pass-Through Trust
2.658% due 03/25/2035 •		96	89
3.803% due 08/25/2034 ^~		12	12
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.198% due 07/25/2033 ~		3	3
Credit Suisse Mortgage Capital Certificates 3.830% due 08/26/2058		5,242	5,305
Credit Suisse Mortgage Capital Certificates Trust 3.322% due 10/25/2058 ~		9,417	9,480
Downey Savings & Loan Association Mortgage Loan Trust
2.317% due 08/19/2045 •		662	651
4.489% due 07/19/2044 ~		409	424
Eurosail PLC 1.730% due 06/13/2045 •	GBP	2,096	2,560
GreenPoint Mortgage Funding Trust 2.478% due 06/25/2045 •		$1,586	1,495

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.775% due 10/25/2033 ~		2	2
GSR Mortgage Loan Trust
4.300% due 03/25/2033 •		20	20
4.480% due 09/25/2035 ~		115	119
4.928% due 09/25/2035 ~		209	213
HarborView Mortgage Loan Trust
2.247% due 01/19/2038 •		138	134
2.384% due 06/20/2035 •		219	219
HomeBanc Mortgage Trust
2.278% due 01/25/2036 •		786	793
3.620% due 04/25/2037 ^~		44	42
JPMorgan Mortgage Trust
4.246% due 11/25/2033 ~		22	22
4.420% due 07/25/2035 ~		136	138
4.627% due 07/25/2035 ~		266	274
4.683% due 02/25/2035 ~		18	18
Morgan Stanley Mortgage Loan Trust 4.358% due 08/25/2034 ~		1,492	1,532
RBSSP Resecuritization Trust 2.640% due 04/26/2037 •		761	757
Residential Accredit Loans, Inc. Trust 2.228% due 04/25/2046 •		856	386
Structured Adjustable Rate Mortgage Loan Trust 4.458% due 02/25/2034 ~		38	38
Structured Asset Mortgage Investments Trust 2.638% due 09/25/2045 •		521	509
Uropa Securities PLC
0.972% due 06/10/2059 •	GBP	7,034	8,267
1.122% due 06/10/2059 •		1,715	1,957
1.322% due 06/10/2059 •		1,341	1,529
1.522% due 06/10/2059 •		1,429	1,626
WaMu Mortgage Pass-Through Certificates Trust
2.328% due 01/25/2045 •		$72	71
2.758% due 11/25/2034 •		752	760
3.446% due 02/25/2046 •		520	532
Wells Fargo Mortgage-Backed Securities Trust 4.990% due 03/25/2036 ~		143	143
Total Non-Agency Mortgage-Backed Securities (Cost $60,722)			61,879
ASSET-BACKED SECURITIES 20.9%
Ameriquest Mortgage Securities Trust 2.408% due 03/25/2036 •		86	86
Arbor Realty Commercial Real Estate Notes Ltd. 3.328% due 04/15/2027 •		11,900	11,908
Atrium Corp. 3.108% due 04/22/2027 •		5,650	5,641
Aurium CLO DAC 0.000% due 04/16/2030 •(a)	EUR	6,850	7,466
Bayview Koitere Fund Trust 3.967% due 07/28/2033 þ		$1,936	1,943
Bayview Opportunity Master Fund Trust 3.967% due 03/28/2034 þ		780	785
Bear Stearns Asset-Backed Securities Trust
2.690% due 12/25/2036		697	698
3.018% due 10/25/2037 •		204	205
Centex Home Equity Loan Trust 2.658% due 10/25/2035 •		4,279	4,276
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 2.948% due 05/25/2035 •		3,499	3,507
Conseco Finance Corp.
6.220% due 03/01/2030		43	44
6.530% due 02/01/2031 ~		1,823	1,779
Crown Point CLO Ltd. 3.448% due 10/20/2028 •		9,260	9,274
Denali Capital CLO LLC 3.317% due 10/26/2027 •		22,470	22,448
Dryden Senior Loan Fund 3.203% due 10/15/2027 •		8,300	8,296
ECAF Ltd.
3.473% due 06/15/2040		366	365
4.947% due 06/15/2040		456	456
ECMC Group Student Loan Trust 2.768% due 02/27/2068		7,387	7,343
First Franklin Mortgage Loan Trust 2.753% due 09/25/2035 •		273	274
First NLC Trust 2.723% due 12/25/2035 •		396	399
Gallatin CLO Ltd. 3.353% (US0003M + 1.050%) due 07/15/2027 ~		13,600	13,607
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	2,150	2,343
Home Equity Asset Trust 3.218% due 10/25/2033 •		$460	460

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

ICG U.S. CLO Ltd. 3.172% due 01/16/2028 •		5,600	5,578
Jamestown CLO Ltd. 3.523% due 01/17/2027 •		9,755	9,789
Jubilee CLO BV 0.367% due 12/15/2029 •	EUR	12,850	14,003
LMREC, Inc.
3.408% due 02/22/2032		$1,148	1,146
3.737% due 11/24/2031		7,831	7,847
Loomis Sayles CLO Ltd. 3.203% due 04/15/2028 •		14,000	13,889
M360 Advisors LLC 4.395% due 07/24/2028		4,494	4,514
Merrill Lynch Mortgage Investors Trust 2.138% due 02/25/2037 •		168	72
METAL LLC 4.581% due 10/15/2042		2,715	2,757
Morgan Stanley ABS Capital, Inc. Trust
2.663% due 09/25/2035 •		324	325
3.268% due 07/25/2037 •		7,000	6,684
Morgan Stanley Mortgage Loan Trust 2.378% due 04/25/2037 •		118	56
Mountain View CLO Ltd. 3.103% due 10/15/2026 •		6,257	6,239
Navient Student Loan Trust 3.068% due 12/27/2066 •		14,890	14,960
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.903% due 09/25/2035 •		1,000	1,008
OCP CLO Ltd. 3.103% due 07/15/2027 •		3,300	3,296
OFSI Fund Ltd. 2.953% due 03/20/2025 •		442	442
Prosper Marketplace Issuance Trust 3.350% due 10/15/2024		1,896	1,902
Residential Asset Securities Corp. Trust 2.658% due 08/25/2035 •		6,189	6,202
S-Jets Ltd. 3.967% due 08/15/2042		5,166	5,327
SLM Student Loan Trust 1.330% due 03/15/2038 •	GBP	19,922	23,636
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		$5,362	5,370
Structured Asset Investment Loan Trust
2.708% due 06/25/2035 •		69	69
2.723% due 03/25/2034 •		3,105	3,085
Structured Asset Securities Corp. Mortgage Loan Trust
2.358% due 02/25/2036 •		483	484
2.693% due 11/25/2035 •		821	825
Symphony CLO Ltd. 3.183% due 04/15/2028 •		9,600	9,574
Telos CLO Ltd. 3.253% due 04/17/2028 •		2,950	2,945
TICP CLO Ltd. 3.118% due 04/20/2028 •		12,450	12,449
Venture CDO Ltd. 3.183% due 04/15/2027		23,000	22,920
WAVE LLC 3.597% due 09/15/2044 (a)		2,500	2,500
Wells Fargo Home Equity Asset-Backed Securities Trust
2.903% due 11/25/2035 •		841	842
3.068% due 10/25/2034 •		220	218
Total Asset-Backed Securities (Cost $294,792)			294,556
SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (f) 1.8%			24,927
Total Short-Term Instruments (Cost $24,927)			24,927
Total Investments in Securities (Cost $2,036,899)			2,074,956
		SHARES
INVESTMENTS IN AFFILIATES 9.6%
SHORT-TERM INSTRUMENTS 9.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.6%
PIMCO Short-Term Floating NAV Portfolio III		13,613,801	134,681

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

Total Short-Term Instruments (Cost $134,667)	134,681
Total Investments in Affiliates (Cost $134,667)	134,681
Total Investments 156.9% (Cost $2,171,566)	$2,209,637
Financial Derivative Instruments (g)(i) (0.1)%(Cost or Premiums, net $6,129)	(1,163)
Other Assets and Liabilities, net (56.8)%	(799,942)
Net Assets 100.0%	$1,408,532

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Piper Jaffray Cos.	4.740%	10/15/2021	09/19/2019	$4,000	$4,011	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$6,327	U.S. Treasury Notes 2.250% due 03/31/2021	$(6,458)	$6,327	$6,327
NOM	2.400	09/30/2019	10/01/2019	4,300	U.S. Treasury Bonds 3.000% due 11/15/2045	(4,414)	4,300	4,300
RDR	2.250	09/30/2019	10/01/2019	14,300	U.S. Treasury Notes 2.375% due 03/15/2022	(14,614)	14,300	14,301
Total Repurchase Agreements						$(25,486)	$24,927	$24,928
(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2019 was $(124,047) at a weighted average interest rate of 2.545%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2019	543	$103,129	$(1,207)	$24	$(65)
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond December Futures	12/2019	729	$(135,324)	$1,899	$103	$(16)
Total Futures Contracts				$692	$127	$(81)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Ally Financial, Inc.	5.000%	Quarterly	06/20/2022	0.460%	$30,500	$3,769	$(20)	$3,749	$0	$(19)
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.689	10,600	1,925	(509)	1,416	8	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.986	5,800	(201)	206	5	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.159	4,000	(7)	(20)	(27)	0	(3)
General Electric Co.	1.000	Quarterly	12/20/2024	1.298	1,300	(22)	3	(19)	0	0
Kinder Morgan, Inc.	1.000	Quarterly	06/20/2021	0.147	8,900	(182)	315	133	0	(4)
Kinder Morgan, Inc.	1.000	Quarterly	12/20/2021	0.175	1,100	(37)	57	20	0	0
						$5,245	$32	$5,277	$9	$(26)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	3-Month USD-LIBOR	1.500%	Semi-Annual	12/18/2029		$127,500	$2,165	$(1,360)	$805	$31	$0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	6,290,000	(80)	(1,803)	(1,883)	122	0
							$2,085	$(3,163)	$(1,078)	$153	$0
Total Swap Agreements							$7,330	$(3,131)	$4,199	$162	$(26)

(h)	Securities with an aggregate market value of $19,092 and cash of $18,412 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	TRY	117		$19	$0	$(1)
	10/2019		$65,524	GBP	53,178	0	(139)
	11/2019	GBP	53,178		$65,613	140	0
	11/2019	TWD	263,720		8,409	0	(115)
BPS	10/2019	TRY	258		43	0	(2)
	10/2019		$1,082	EUR	973	0	(21)
	10/2019		1,256	GBP	1,022	0	0
	10/2019		10,889	MXN	213,378	0	(114)
	10/2019		236	TRY	1,399	11	0
CBK	10/2019	GBP	53,178		$64,896	0	(489)
	10/2019		$222	ZAR	3,171	0	(13)
GLM	10/2019		12,499	COP	40,006,120	0	(1,010)
HUS	10/2019	AUD	16,464		$11,117	5	0
	10/2019	MXN	213,378		10,916	141	0
	11/2019	TWD	847,391		27,068	0	(323)
	12/2019	KRW	3,199,711		2,647	0	(34)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

	01/2020		$10,774	MXN	213,378	0	(138)
IND	10/2019	COP	18,042,501		$5,189	8	0
	01/2020		$5,165	COP	18,042,501	0	(7)
JPM	11/2019	TWD	339,592		$10,855	0	(122)
	02/2020		$409	PLN	1,602	0	(9)
MYI	10/2019		11,146	AUD	16,464	0	(34)
	11/2019	AUD	16,464		$11,159	34	0
SCX	10/2019	EUR	19,293		21,411	382	0
	10/2019	TRY	1,023		171	0	(9)
	12/2019		$17,023	IDR	247,371,644	262	0
	12/2019		13,011	INR	945,743	226	0
SOG	12/2019		5,371	RUB	363,325	176	0
TOR	10/2019		20,033	EUR	18,320	0	(65)
	11/2019	EUR	18,320		$20,082	64	0
UAG	10/2019	JPY	69,678		647	3	0
	10/2019		$660	JPY	69,678	0	(16)
	11/2019		649		69,678	0	(3)
Total Forward Foreign Currency Contracts						$1,452	$(2,664)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 11/01/2049	$73.000	11/06/2019	265,000	$10	$0
Total Purchased Options					$10	$0
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475%	01/15/2020	23,350	$(14)	$(15)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	23,350	(32)	(28)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	53,900	(29)	(35)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	53,900	(80)	(65)
Total Written Options						$(155)	$(143)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	UBS AG	(1.000)%	Quarterly	09/20/2022	0.540%	$2,800	$(16)	$(22)	$0	$(38)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	0.802%	$9,250	$(644)	$696	$52	$0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.923	13,500	(220)	266	46	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.055	2,800	(45)	39	0	(6)
BRC	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.971	800	66	21	87	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.368	3,000	(52)	(1)	0	(53)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.055	1,200	(20)	17	0	(3)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.245	200	(7)	5	0	(2)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.368	2,200	(34)	(5)	0	(39)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.836	2,300	(21)	35	14	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.162	1,700	(14)	1	0	(13)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.971	500	43	11	54	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.923	900	(15)	18	3	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.055	100	(2)	2	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.162	11,900	(75)	(17)	0	(92)
							$(1,040)	$1,088	$256	$(208)
Total Swap Agreements							$(1,056)	$1,066	$256	$(246)

(j)	Securities with an aggregate market value of $2,366 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$20,021	$10,029	$30,050
Corporate Bonds & Notes
Banking & Finance	0	504,708	4,134	508,842
Industrials	0	157,371	0	157,371
Utilities	0	11,485	0	11,485
Municipal Bonds & Notes
California	0	3,939	0	3,939
Illinois	0	1,806	0	1,806
New Jersey	0	5,015	0	5,015
New York	0	11,601	0	11,601
Texas	0	4,976	0	4,976
Virginia	0	5,426	0	5,426
U.S. Government Agencies	0	808,485	0	808,485
U.S. Treasury Obligations	0	144,598	0	144,598
Non-Agency Mortgage-Backed Securities	0	61,879	0	61,879
Asset-Backed Securities	2,500	292,056	0	294,556
Short-Term Instruments
Repurchase Agreements	0	24,927	0	24,927
	$2,500	$2,058,293	$14,163	$2,074,956
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$134,681	$0	$0	$134,681
Total Investments	$137,181	$2,058,293	$14,163	$2,209,637
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	127	162	0	289
Over the counter	0	1,708	0	1,708
	$127	$1,870	$0	$1,997
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(81)	(26)	0	(107)
Over the counter	0	(3,053)	0	(3,053)
	$(81)	$(3,079)	$0	$(3,160)
Total Financial Derivative Instruments	$46	$(1,209)	$0	$(1,163)
Totals	$137,227	$2,057,084	$14,163	$2,208,474

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	September 30, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2019:
Category and Subcategory	Beginning Balance at 12/31/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$3,766	$6,073	$0	$8	$0	$182	$0	$0	$10,029	$182
Corporate Bonds & Notes
Banking & Finance	83	4,000	0	0	0	51	0	0	4,134	49
Industrials	6,058	0	(3,036)	(19)	(40)	102	0	(3,065)	0	0
Non-Agency Mortgage-Backed Securities	22,700	0	(12,228)	0	2	91	0	(10,565)	0	0
Totals	$32,607	$10,073	$(15,264)	$(11)	$(38)	$426	$0	$(13,630)	$14,163	$231

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$3,944	Proxy Pricing	Base Price	101.080
	6,085	Third Party Vendor	Broker Quote	99.750
Corporate Bonds & Notes
Banking & Finance	123	Other Valuation Techniques(2)	-	-
	4,011	Proxy Pricing	Base Price	100.000
Total	$14,163

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 189.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Qatar National Bank SAQ 3.036% (LIBOR03M + 0.900%) due 12/22/2020 «~	$1,000	$999
Total Loan Participations and Assignments (Cost $996)		999
CORPORATE BONDS & NOTES 141.5%
BANKING & FINANCE 67.2%
AerCap Ireland Capital DAC
4.250% due 07/01/2020 (d)	500	507
4.625% due 10/30/2020 (d)	500	512
Air Lease Corp. 2.750% due 01/15/2023 (d)	1,300	1,315
Aircastle Ltd. 5.500% due 02/15/2022 (d)	1,500	1,597
Ally Financial, Inc.
4.125% due 03/30/2020	300	303
4.250% due 04/15/2021	200	205
8.000% due 03/15/2020	200	205
American Tower Corp.
3.300% due 02/15/2021	400	406
3.375% due 05/15/2024 (d)	1,200	1,249
Aozora Bank Ltd.
2.750% due 03/09/2020 (d)	1,000	1,000
3.810% due 09/07/2021	700	715
Assurant, Inc. 3.363% (US0003M + 1.250%) due 03/26/2021 ~	67	67
Athene Global Funding 3.562% (US0003M + 1.230%) due 07/01/2022 ~(d)	1,400	1,417
Aviation Capital Group LLC
2.875% due 01/20/2022 (d)	1,100	1,105
4.125% due 08/01/2025 (d)	400	418
6.750% due 04/06/2021	250	265
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023	400	428
Barclays PLC 3.588% (US0003M + 1.430%) due 02/15/2023 ~(d)	1,700	1,700
BGC Partners, Inc. 5.125% due 05/27/2021 (d)	300	310
BOC Aviation Ltd.
2.375% due 09/15/2021 (d)	400	397
3.000% due 03/30/2020 (d)	850	851
3.000% due 05/23/2022	1,300	1,306
Cantor Fitzgerald LP 6.500% due 06/17/2022 (d)	200	216
Citigroup, Inc. 3.233% (US0003M + 0.950%) due 07/24/2023 ~(d)	1,500	1,506
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	850	883
Danske Bank A/S 3.192% (US0003M + 1.060%) due 09/12/2023 ~(d)	1,500	1,471
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	95	96
Five Corners Funding Trust 4.419% due 11/15/2023	500	541
Ford Motor Credit Co. LLC
2.681% due 01/09/2020 (d)	2,000	2,000
5.750% due 02/01/2021 (d)	500	517
General Motors Financial Co., Inc. 3.550% due 07/08/2022 (d)	2,000	2,044
Goldman Sachs Group, Inc. 3.036% (US0003M + 0.780%) due 10/31/2022 ~(d)	1,700	1,705
Goodman HK Finance 4.375% due 06/19/2024	1,100	1,162
ICICI Bank Ltd.
3.125% due 08/12/2020	300	301
3.500% due 03/18/2020	400	402
International Lease Finance Corp. 8.250% due 12/15/2020	250	268
JPMorgan Chase & Co. 5.736% (US0003M + 3.470%) due 10/30/2019 ~(c)	646	650

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2019 (Unaudited)

Mitsubishi UFJ Financial Group, Inc. 3.127% (US0003M + 0.860%) due 07/26/2023 ~(d)	2,000	2,006
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021	1,000	996
Mizuho Financial Group, Inc. 3.084% (US0003M + 0.940%) due 02/28/2022 ~(d)	1,400	1,410
Nationwide Building Society 3.622% due 04/26/2023 •	500	510
Navient Corp.
5.875% due 03/25/2021	100	104
8.000% due 03/25/2020	1,000	1,023
Nissan Motor Acceptance Corp.
2.150% due 09/28/2020 (d)	1,300	1,298
2.639% (US0003M + 0.520%) due 03/15/2021 ~(d)	900	900
2.789% (US0003M + 0.630%) due 09/21/2021 ~(d)	500	500
ORIX Corp. 2.900% due 07/18/2022 (d)	1,200	1,221
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022 (d)	1,300	1,373
Qatari Diar Finance Co. 5.000% due 07/21/2020	600	613
QNB Finance Ltd.
3.266% (US0003M + 1.000%) due 05/02/2022 ~	400	401
3.631% (US0003M + 1.450%) due 08/11/2021 ~	600	602
Royal Bank of Scotland Group PLC
3.498% due 05/15/2023 •	600	608
3.656% (US0003M + 1.550%) due 06/25/2024 ~(d)	500	501
4.519% due 06/25/2024 •	400	421
Santander UK Group Holdings PLC 2.875% due 10/16/2020 (d)	1,000	1,004
Santander UK PLC 3.400% due 06/01/2021 (d)	1,100	1,119
SBA Tower Trust 3.156% due 10/10/2045 (d)	1,800	1,803
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021 (d)	1,200	1,201
2.650% due 07/15/2021	600	600
3.000% due 07/15/2022	300	303
3.550% due 04/15/2024	300	312
Springleaf Finance Corp.
6.125% due 05/15/2022	400	430
7.750% due 10/01/2021	600	655
8.250% due 12/15/2020	200	213
Standard Chartered PLC 2.744% due 09/10/2022 •(d)	1,300	1,302
State Bank of India 3.253% (US0003M + 0.950%) due 04/06/2020 ~	600	601
Swedbank AB 2.819% (US0003M + 0.700%) due 03/14/2022 ~	200	200
		54,270
INDUSTRIALS 60.1%
Allergan Sales LLC 5.000% due 12/15/2021 (d)	400	420
Andeavor Logistics LP 5.500% due 10/15/2019 (d)	1,800	1,802
Arrow Electronics, Inc. 3.500% due 04/01/2022 (d)	600	613
Bacardi Ltd. 4.500% due 01/15/2021	1,700	1,734
BAT Capital Corp. 3.038% (US0003M + 0.880%) due 08/15/2022 ~(d)	1,500	1,509
Bayer U.S. Finance LLC 2.750% due 07/15/2021	100	100
Boral Finance Pty. Ltd. 3.000% due 11/01/2022 (d)	600	602
Broadcom Corp. 3.000% due 01/15/2022	800	808
Broadcom, Inc. 4.250% due 04/15/2026 (d)	1,100	1,137
Central Nippon Expressway Co. Ltd. 2.989% (US0003M + 0.850%) due 09/14/2021 ~(d)	1,400	1,410
Charter Communications Operating LLC
3.579% due 07/23/2020	500	505
3.903% (US0003M + 1.650%) due 02/01/2024 ~	300	308
4.464% due 07/23/2022	1,200	1,264
CK Hutchison International Ltd. 3.250% due 04/11/2024	1,000	1,032
Crown Castle Towers LLC 3.222% due 05/15/2042 (d)	300	304
CVS Health Corp. 3.350% due 03/09/2021 (d)	478	486
D.R. Horton, Inc. 4.375% due 09/15/2022 (d)	1,000	1,050

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2019 (Unaudited)

Daimler Finance North America LLC
2.550% due 08/15/2022 (d)	1,000	1,004
2.611% (US0003M + 0.430%) due 02/12/2021 ~(d)	800	799
Dell International LLC
4.420% due 06/15/2021	600	619
5.450% due 06/15/2023 (d)	400	436
Delta Air Lines Pass-Through Trust 7.750% due 06/17/2021 (d)	98	99
Delta Air Lines, Inc. 3.625% due 03/15/2022	1,400	1,439
EMC Corp. 2.650% due 06/01/2020	800	800
EQT Corp. 2.869% (US0003M + 0.770%) due 10/01/2020 ~(d)	1,500	1,497
GATX Corp. 3.007% (US0003M + 0.720%) due 11/05/2021 ~(d)	200	201
General Electric Co. 5.000% due 01/21/2021 •(c)	1,000	950
General Mills, Inc. 6.610% due 10/15/2022	500	522
Georgia-Pacific LLC 3.734% due 07/15/2023	200	210
Imperial Brands Finance PLC
3.125% due 07/26/2024	650	652
3.750% due 07/21/2022 (d)	1,100	1,133
Kansas City Southern 3.000% due 05/15/2023 (d)	1,500	1,537
Las Vegas Sands Corp. 3.500% due 08/18/2026	500	509
Latam Airlines Pass-Through Trust 4.200% due 08/15/2029	159	163
Lear Corp. 5.250% due 01/15/2025 (d)	1,500	1,550
Masco Corp.
5.950% due 03/15/2022	76	82
7.125% due 03/15/2020	52	53
MGM Resorts International 6.750% due 10/01/2020	300	312
Mylan NV 3.150% due 06/15/2021 (d)	1,700	1,722
NXP BV
4.125% due 06/01/2021	500	513
4.625% due 06/15/2022 (d)	1,200	1,258
Occidental Petroleum Corp. 3.637% (US0003M + 1.450%) due 08/15/2022 ~(d)	1,100	1,107
Pacific National Finance Pty. Ltd.
4.625% due 09/23/2020 (d)	700	714
6.000% due 04/07/2023 (d)	1,000	1,098
Pioneer Natural Resources Co. 3.450% due 01/15/2021 (d)	300	304
Reynolds American, Inc. 4.000% due 06/12/2022 (d)	600	625
Ryder System, Inc. 2.875% due 06/01/2022 (d)	1,200	1,220
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021 (d)	1,400	1,447
6.250% due 03/15/2022 (d)	300	323
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/2021	100	100
Smithfield Foods, Inc. 2.700% due 01/31/2020	1,500	1,499
Spirit AeroSystems, Inc. 2.919% (US0003M + 0.800%) due 06/15/2021 ~	500	500
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	400	402
Syngenta Finance NV 3.933% due 04/23/2021	200	204
Tencent Holdings Ltd. 3.251% (US0003M + 0.910%) due 04/11/2024 ~	300	300
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021	400	372
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	1,100	1,009
Volkswagen Group of America Finance LLC 2.700% due 09/26/2022	500	503
Wabtec Corp. 4.400% due 03/15/2024	800	853
WestJet Airlines Ltd. 3.500% due 06/16/2021 (d)	1,100	1,119

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2019 (Unaudited)

ZF North America Capital, Inc. 4.000% due 04/29/2020	1,700	1,711
		48,554
UTILITIES 14.2%
AT&T, Inc.
3.065% (US0003M + 0.890%) due 02/15/2023 ~(d)	1,100	1,102
3.312% (US0003M + 1.180%) due 06/12/2024 ~(d)	700	713
Chugoku Electric Power Co., Inc. 2.701% due 03/16/2020	200	200
Duquesne Light Holdings, Inc. 5.900% due 12/01/2021	300	319
Edison International 2.125% due 04/15/2020 (d)	1,800	1,797
Enel Finance International NV 4.250% due 09/14/2023	200	213
FirstEnergy Corp. 2.850% due 07/15/2022 (d)	700	711
NextEra Energy Capital Holdings, Inc. 2.694% (US0003M + 0.550%) due 08/28/2021 ~(d)	1,800	1,801
Plains All American Pipeline LP 2.600% due 12/15/2019	500	500
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.298% due 09/30/2020	179	182
Southern Power Co. 2.706% (US0003M + 0.550%) due 12/20/2020 ~	65	65
Sprint Communications, Inc. 6.000% due 11/15/2022	300	319
Sprint Corp. 7.250% due 09/15/2021	1,100	1,177
Telstra Corp. Ltd. 3.125% due 04/07/2025	100	103
Verizon Communications, Inc. 3.258% (US0003M + 1.100%) due 05/15/2025 ~(d)	1,100	1,118
Vodafone Group PLC 3.312% (US0003M + 0.990%) due 01/16/2024 ~(d)	1,100	1,110
		11,430
Total Corporate Bonds & Notes (Cost $113,094)		114,254
MUNICIPAL BONDS & NOTES 1.2%
PENNSYLVANIA 1.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 2.405% (US0003M + 0.130%) due 10/25/2036 ~	986	980
Total Municipal Bonds & Notes (Cost $970)		980
U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
1.690% due 09/25/2022 •	12	12
Fannie Mae UMBS, TBA 3.000% due 11/01/2049 - 12/01/2049	4,800	4,868
Freddie Mac 6.028% due 01/15/2022 •	8	8
Ginnie Mae
2.494% due 10/20/2037 •	40	40
2.909% due 08/20/2061 •	11	11
3.029% due 05/20/2066	168	169
Total U.S. Government Agencies (Cost $5,094)		5,108
U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Inflation Protected Securities (b)
0.875% due 01/15/2029	1,524	1,621
Total U.S. Treasury Obligations (Cost $1,570)		1,621
NON-AGENCY MORTGAGE-BACKED SECURITIES 15.9%
Banc of America Funding Trust
2.344% due 02/20/2035 •	7	7
4.752% due 09/20/2034 ~	62	65
Bancorp Commercial Mortgage Trust 3.316% due 09/15/2036 •	200	200
Bear Stearns Adjustable Rate Mortgage Trust
4.209% due 04/25/2033 ~	32	32
4.723% due 11/25/2034 ~	51	50
4.886% due 01/25/2034 ~	8	8
Brass No. 8 PLC 0.000% due 11/16/2066 •	200	200
Citigroup Mortgage Loan Trust 4.380% due 10/25/2035 •	5	6

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2019 (Unaudited)

CLNS Trust 2.850% due 06/11/2032 •	1,500	1,498
Countrywide Alternative Loan Trust 2.178% due 07/25/2036 •	103	101
Credit Suisse First Boston Mortgage Securities Corp.
4.205% due 06/25/2033 ~	14	14
6.500% due 04/25/2033	58	61
GSR Mortgage Loan Trust
3.711% due 08/25/2033 •	67	69
4.480% due 09/25/2035 ~	5	5
Holmes Master Issuer PLC 2.723% due 10/15/2054 •	1,441	1,441
Impac CMB Trust
2.658% due 03/25/2035 •	338	338
3.018% due 07/25/2033 •	223	216
JPMorgan Chase Commercial Mortgage Securities Trust 3.600% due 12/15/2031 •	1,000	1,002
JPMorgan Mortgage Trust
4.356% due 09/25/2034 ~	7	7
4.497% due 06/25/2035 ~	16	16
4.664% due 04/25/2035 ~	130	135
4.683% due 02/25/2035 ~	4	4
4.701% due 02/25/2034 ~	34	36
Lanark Master Issuer PLC 2.902% due 12/22/2069	1,400	1,404
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ	993	997
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.508% due 06/15/2030 •	18	18
2.891% due 10/20/2029 •	12	13
Merrill Lynch Mortgage Investors Trust
2.478% due 04/25/2029 •	5	5
2.658% due 10/25/2028 •	5	5
4.448% due 02/25/2035 ~	113	115
Morgan Stanley Mortgage Loan Trust 4.216% due 11/25/2034 ~	7	8
Motel 6 Trust 2.948% due 08/15/2034 •	756	757
Prime Mortgage Trust 2.418% due 02/25/2034 •	8	7
Sequoia Mortgage Trust
2.757% due 10/19/2026 •	62	62
2.804% due 10/20/2027 •	9	9
Structured Asset Mortgage Investments Trust
2.637% due 07/19/2034 •	35	35
2.717% due 09/19/2032 •	9	9
6.242% due 06/25/2029 ~	5	5
Structured Asset Securities Corp. Mortgage Loan Trust 2.618% due 10/25/2027 •	7	7
Thornburg Mortgage Securities Trust
2.658% due 09/25/2043 •	6	6
4.583% due 04/25/2045 ~	23	23
VMC Finance LLC 2.945% due 10/15/2035 •	762	762
WaMu Mortgage Pass-Through Certificates Trust
2.288% due 12/25/2045 •	179	179
2.308% due 10/25/2045 •	30	30
2.418% due 06/25/2044 •	26	26
2.758% due 11/25/2034 •	61	62
3.846% due 06/25/2042 •	7	7
Wells Fargo Commercial Mortgage Trust 2.886% due 12/13/2031 •	1,000	998
Wells Fargo Mortgage-Backed Securities Trust
4.658% due 10/25/2033 ~	33	34
4.773% due 12/25/2034 ~	77	80
Wells Fargo-RBS Commercial Mortgage Trust 3.475% due 06/15/2044 •	1,661	1,675
Total Non-Agency Mortgage-Backed Securities (Cost $12,781)		12,849
ASSET-BACKED SECURITIES 20.5%
Allegro CLO Ltd. 3.486% due 01/30/2026 •	128	128
Amortizing Residential Collateral Trust 3.018% due 10/25/2034 •	262	264
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.058% due 04/25/2034 •	101	103
Bayview Opportunity Master Fund Trust 4.213% due 10/29/2033 þ	177	178
Bear Stearns Asset-Backed Securities Trust
2.768% due 03/25/2035 •	1,000	989
2.818% due 10/27/2032 •	38	37
3.218% due 01/25/2045 •	554	557
Chase Funding Trust 2.758% due 10/25/2032 •	65	65

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2019 (Unaudited)

Colony American Finance Ltd. 2.544% due 06/15/2048	62	62
Delta Funding Home Equity Loan Trust 2.848% due 09/15/2029 •	6	6
Finance America Mortgage Loan Trust 2.843% due 08/25/2034 •	141	142
First Franklin Mortgage Loan Trust 2.178% due 04/25/2036 •	1,509	1,476
GSAA Home Equity Trust 2.658% due 12/25/2034 •	4	4
GSAMP Trust 2.278% due 06/25/2036 •	800	780
Halcyon Loan Advisors Funding Ltd.
3.198% due 04/20/2027 •	834	834
3.430% due 04/18/2026 •	284	284
LCM LP 3.318% due 10/20/2027 •	250	250
Monarch Grove CLO 3.156% due 01/25/2028 •	1,500	1,494
New Century Home Equity Loan Trust 2.948% due 11/25/2034 •	815	819
NovaStar Mortgage Funding Trust 2.678% due 01/25/2036 •	1,500	1,501
Palmer Square Loan Funding Ltd. 0.000% due 10/24/2027 •(a)	1,300	1,300
RAAC Trust 2.568% due 01/25/2046 •	1,000	998
Renaissance Home Equity Loan Trust 3.018% due 12/25/2033 •	5	5
Residential Mortgage Loan Trust 3.518% due 09/25/2029 •	4	4
Securitized Asset-Backed Receivables LLC Trust 2.693% due 01/25/2035 •	810	804
SLM Student Loan Trust
2.669% due 12/15/2025 •	363	363
3.026% due 04/25/2023 •	713	706
3.776% due 04/25/2023 •	467	470
3.976% due 07/25/2023 •	381	385
SMB Private Education Loan Trust 3.028% due 06/15/2027 •	204	205
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	236	241
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ	775	777
Zais CLO Ltd. 3.453% due 04/15/2028 •	300	300
Total Asset-Backed Securities (Cost $16,413)		16,531
SOVEREIGN ISSUES 0.3%
Export-Import Bank of India 3.152% (US0003M + 1.000%) due 08/21/2022 ~	250	250
Total Sovereign Issues (Cost $249)		250
SHORT-TERM INSTRUMENTS 0.4%
COMMERCIAL PAPER 0.4%
Ford Motor Credit Co. LLC 3.350% due 01/21/2020	300	297
Total Short-Term Instruments (Cost $297)		297
Total Investments in Securities (Cost $151,464)		152,889
	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	11,565	114
Total Short-Term Instruments (Cost $114)		114
Total Investments in Affiliates (Cost $114)		114
Total Investments 189.4% (Cost $151,578)		$153,003
Financial Derivative Instruments (e)(f) (0.1)%(Cost or Premiums, net $(48))		(103)
Other Assets and Liabilities, net (89.3)%		(72,125)
Net Assets 100.0%		$80,775

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	2.250%	09/19/2019	10/17/2019	$(3,720)	$(3,723)
	2.430	08/23/2019	10/07/2019	(496)	(497)
CFR	2.400	09/27/2019	10/25/2019	(2,142)	(2,142)
CIW	2.450	09/23/2019	10/22/2019	(8,635)	(8,640)
FOB	2.320	09/10/2019	10/10/2019	(5,724)	(5,732)
	2.350	09/19/2019	10/17/2019	(9,361)	(9,368)
RDR	2.250	09/16/2019	10/15/2019	(1,069)	(1,070)
	2.250	09/16/2019	10/16/2019	(676)	(677)
	2.290	09/20/2019	10/23/2019	(949)	(950)
	2.410	08/12/2019	10/11/2019	(3,707)	(3,719)
TDM	2.350	09/30/2019	TBD(2)	(28,327)	(28,329)
	2.370	08/14/2019	TBD(2)	(1,361)	(1,365)
UBS	2.500	09/30/2019	10/08/2019	(1,434)	(1,434)
Total Reverse Repurchase Agreements					$(67,646)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	2.900%	09/30/2019	10/01/2019	$(9,975)	$(9,976)
TDM	3.150	09/30/2019	10/01/2019	(1,625)	(1,624)
Total Sale-Buyback Transactions					$(11,600)
(d)	Securities with an aggregate market value of $82,234 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(101,752) at a weighted average interest rate of 2.616%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(2)	Open maturity reverse repurchase agreement.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOT U.S. Treasury 2-Year Note December 2019 Futures	$104.500	11/22/2019	31	$62	$0	$0
Put - CBOT U.S. Treasury 2-Year Note December 2019 Futures	104.625	11/22/2019	33	66	0	0
Put - CBOT U.S. Treasury 2-Year Note December 2019 Futures	104.750	11/22/2019	310	620	3	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	110.500	11/22/2019	51	51	1	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	177.000	11/22/2019	32	32	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	245.000	11/22/2019	4	4	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	260.000	11/22/2019	11	11	0	0
Total Purchased Options					$4	$0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2019 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 115.500 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	122	$1	$0	$0	$0
Call Options Strike @ EUR 141.500 on Euro-Bobl December 2019 Futures (1)	11/2019	26	0	0	0	0
U.S. Treasury 2-Year Note December Futures	12/2019	308	66,374	(126)	0	(10)
U.S. Treasury 5-Year Note December Futures	12/2019	51	6,077	9	0	(2)
				$(117)	$0	$(12)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Ultra December Futures	12/2019	32	$(4,557)	$60	$1	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	14	(2,687)	(23)	0	(1)
				$37	$1	$(1)
Total Futures Contracts				$(80)	$1	$(13)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
								Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-31 5-Year Index	(5.000)%	Quarterly	12/20/2023	$3,840	$(78)	$(225)	$(303)	$0	$(6)
CDX.HY-32 5-Year Index	(5.000)	Quarterly	06/20/2024	297	(22)	0	(22)	0	(1)
CDX.HY-33 5-Year Index	(5.000)	Quarterly	12/20/2024	6,700	(447)	(10)	(457)	0	(17)
CDX.IG-32 5-Year Index	(1.000)	Quarterly	06/20/2024	5,300	(99)	(14)	(113)	0	(3)
					$(646)	$(249)	$(895)	$0	$(27)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(5)	1-Day USD-Federal Funds Rate Compounded-OIS	2.210%	Annual	01/16/2020		$158,800	$181	$18	$199	$0	$(1)
Pay(5)	1-Day USD-Federal Funds Rate Compounded-OIS	2.336	Annual	03/18/2020		104,800	(2)	207	205	0	(3)
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300	Annual	03/01/2022		74,200	(123)	(1,606)	(1,729)	17	0
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	06/19/2021	CAD	25,600	142	(10)	132	0	(5)
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	06/20/2028		2,800	75	17	92	0	(3)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		5,200	336	(62)	274	0	(7)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		$62,000	(91)	3,643	3,552	0	(12)
Receive(5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2024		55,800	105	(3,509)	(3,404)	13	0
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		3,300	(17)	(1)	(18)	1	0
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	2,100	22	(50)	(28)	0	(9)
							$628	$(1,353)	$(725)	$31	$(40)
Total Swap Agreements							$(18)	$(1,602)	$(1,620)	$31	$(67)

Cash of $1,917 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	Future styled option.
(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2019 (Unaudited)

(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	CAD	1,097		$826	$1	$(2)
BPS	10/2019	EUR	5,625		6,247	116	0
	10/2019		$1,791	JPY	190,300	0	(31)
BRC	10/2019	MXN	2,043		$104	1	0
	10/2019		$83	GBP	67	0	(1)
GLM	10/2019	CAD	196		$148	0	0
	10/2019	GBP	40		50	1	0
	10/2019	MXN	2,043		105	1	0
	10/2019		$209	MXN	4,086	0	(2)
JPM	10/2019		6,141	EUR	5,625	0	(10)
	10/2019		397	JPY	42,100	0	(8)
	11/2019	EUR	5,625		$6,156	10	0
	01/2020	MXN	21		1	0	0
MYI	10/2019	JPY	617,600		5,739	27	0
	10/2019		$46	EUR	42	0	0
	10/2019		3,651	JPY	385,200	0	(88)
	11/2019		5,752		617,600	0	(27)
SCX	10/2019	CAD	2,367		$1,779	0	(8)
	10/2019	GBP	101		123	0	(1)
	10/2019		$2,393	CAD	3,171	0	0
	11/2019	CAD	3,171		$2,395	0	0
SSB	10/2019		$83	CAD	110	0	0
Total Forward Foreign Currency Contracts						$157	$(178)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC AUD versus USD		$0.770	11/22/2019	1,000	$0	$0
	Call - OTC EUR versus JPY	JPY	135.500	11/20/2019	1,300	0	0
	Call - OTC EUR versus USD		$1.270	12/04/2019	2,700	1	0
	Put - OTC USD versus CAD	CAD	1.210	11/28/2019	2,400	0	0
	Put - OTC USD versus CAD		1.200	12/31/2019	290	0	0
	Call - OTC USD versus JPY	JPY	118.000	11/27/2019	2,400	0	0
BPS	Call - OTC AUD versus USD		$0.770	11/27/2019	1,600	0	0
	Call - OTC EUR versus USD		1.320	11/19/2019	1,600	0	0
	Call - OTC USD versus JPY	JPY	120.000	11/19/2019	1,750	0	0
						$1	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	$72.000	11/06/2019	1,000	$0	$0
SAL	Put - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	72.000	11/06/2019	10,200	1	0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 11/01/2049	73.000	11/06/2019	3,200	0	0
					$1	$0
Total Purchased Options					$2	$0

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.844%	10/09/2019	2,100	$(18)	$(8)

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	September 30, 2019 (Unaudited)

MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.600	10/15/2019	22,800	(18)	(25)
Total Written Options							$(36)	$(33)

(1) Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:
Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$999	$999
Corporate Bonds & Notes
Banking & Finance	0	54,270	0	54,270
Industrials	0	48,554	0	48,554
Utilities	0	11,430	0	11,430
Municipal Bonds & Notes
Pennsylvania	0	980	0	980
U.S. Government Agencies	0	5,108	0	5,108
U.S. Treasury Obligations	0	1,621	0	1,621
Non-Agency Mortgage-Backed Securities	0	12,849	0	12,849
Asset-Backed Securities	0	16,531	0	16,531
Sovereign Issues	0	250	0	250
Short-Term Instruments
Commercial Paper	0	297	0	297
	$0	$151,890	$999	$152,889
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$114	$0	$0	$114
Total Investments	$114	$151,890	$999	$153,003

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	31	0	32
Over the counter	0	157	0	157
	$1	$188	$0	$189
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(67)	0	(80)
Over the counter	0	(211)	0	(211)
	$(13)	$(278)	$0	$(291)
Total Financial Derivative Instruments	$(12)	$(90)	$0	$(102)
Totals	$102	$151,800	$999	$152,901

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2019:

Category and Subcategory	Beginning Balance at 12/31/2018	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2019 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$0	$0	$0	$0	$999	$0	$999	$0
Totals	$0	$0	$0	$0	$0	$0	$999	$0	$999	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$999	Third Party Vendor	Broker Quote	99.925
Total	$999

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Fixed Income SHares: Series M	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
PG&E Corp.
1.125% due 12/31/2020 µ		$1,750	$1,761
4.320% (LIBOR03M + 2.250%) due 12/31/2020 ~µ		5,250	5,283
Total Loan Participations and Assignments (Cost $7,000)			7,044
CORPORATE BONDS & NOTES 27.4%
BANKING & FINANCE 19.3%
AerCap Ireland Capital DAC 5.000% due 10/01/2021		15,800	16,617
Air Lease Corp. 3.625% due 12/01/2027		3,300	3,406
Banco Bilbao Vizcaya Argentaria S.A. 6.750% due 02/18/2020 •(f)(g)	EUR	2,000	2,223
Banco Santander Mexico S.A. 4.125% due 11/09/2022		$26,100	27,112
Bank of America Corp. 2.917% (US0003M + 0.790%) due 03/05/2024 ~		635	636
Barclays Bank PLC 7.625% due 11/21/2022 (g)		5,500	6,068
Barclays PLC
4.375% due 01/12/2026		6,500	6,873
4.972% due 05/16/2029 •		3,100	3,405
8.000% due 06/15/2024 •(f)(g)		5,600	5,960
BGC Partners, Inc. 5.375% due 07/24/2023		10,200	10,903
BPCE S.A. 4.625% due 07/11/2024		14,300	15,251
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,957
Charles Schwab Corp. 5.000% due 12/01/2027 •(f)		4,200	4,280
Credit Suisse AG 6.500% due 08/08/2023 (g)		16,000	17,857
Credit Suisse Group Funding Guernsey Ltd.
3.800% due 06/09/2023		500	522
4.550% due 04/17/2026		1,000	1,102
Crown Castle International Corp. 4.450% due 02/15/2026		8,000	8,782
Deutsche Bank AG
0.059% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	3,800	4,116
4.250% due 10/14/2021		$800	812
Discover Financial Services 4.500% due 01/30/2026		4,500	4,893
Equinix, Inc. 2.875% due 03/15/2024	EUR	10,000	11,332
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		$4,000	4,332
Ford Motor Credit Co. LLC
3.157% due 08/04/2020		1,000	1,003
3.550% due 10/07/2022		4,300	4,303
General Motors Financial Co., Inc.
3.200% due 07/13/2020		300	302
4.250% due 05/15/2023		9,630	10,063
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		4,500	4,728
Harborwalk Funding Trust 5.077% due 02/15/2069 •		4,500	5,435
HSBC Holdings PLC 4.583% due 06/19/2029 •		3,400	3,775
ING Groep NV 4.625% due 01/06/2026		5,200	5,757
Intesa Sanpaolo SpA 6.500% due 02/24/2021		2,300	2,416
JPMorgan Chase & Co. 3.220% due 03/01/2025 •		5,500	5,700
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,416
7.500% due 09/27/2025 •(f)(g)		6,000	6,403
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		800	808

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

5.250% due 08/15/2022		6,100	6,444
Piper Jaffray Cos. 4.740% due 10/15/2021 «(a)(h)		4,000	4,011
Royal Bank of Scotland Group PLC 4.800% due 04/05/2026		2,000	2,188
Sabra Health Care LP 3.900% due 10/15/2029 (a)		4,600	4,542
Santander Holdings USA, Inc. 3.700% due 03/28/2022		2,000	2,051
Santander UK Group Holdings PLC 3.373% due 01/05/2024 •		1,000	1,016
Service Properties Trust 5.000% due 08/15/2022		8,500	8,890
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024		6,400	6,400
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	98	156
5.744% due 04/13/2040		580	929
5.801% due 10/13/2040		683	1,105
UBS AG 7.625% due 08/17/2022 (g)		$14,600	16,485
VEREIT Operating Partnership LP 4.875% due 06/01/2026		1,000	1,109
Washington Prime Group LP 3.850% due 04/01/2020		1,900	1,894
Wells Fargo & Co. 4.100% due 06/03/2026		400	429
			275,197
INDUSTRIALS 7.9%
American Airlines Pass-Through Trust 4.950% due 07/15/2024		2,483	2,605
Bacardi Ltd. 5.150% due 05/15/2038		2,600	2,859
Bowdoin College 4.693% due 07/01/2112		6,600	7,458
Citrix Systems, Inc. 4.500% due 12/01/2027		2,500	2,705
CVS Health Corp. 3.700% due 03/09/2023		8,500	8,853
CVS Pass-Through Trust 7.507% due 01/10/2032		5,846	7,223
DAE Funding LLC 5.250% due 11/15/2021		6,200	6,464
DP World PLC 2.375% due 09/25/2026	EUR	8,200	9,685
General Electric Co.
5.000% due 01/21/2021 •(f)		$10,500	9,978
5.875% due 01/14/2038		508	611
Georgia-Pacific LLC 8.000% due 01/15/2024		4,200	5,174
HCA Healthcare, Inc. 6.250% due 02/15/2021		800	840
Imperial Brands Finance PLC 2.950% due 07/21/2020		2,700	2,710
Kinder Morgan, Inc.
5.625% due 11/15/2023		1,150	1,278
7.750% due 01/15/2032		2,200	3,031
Marvell Technology Group Ltd. 4.875% due 06/22/2028		7,000	7,782
Micron Technology, Inc. 4.185% due 02/15/2027		4,100	4,224
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2019 (d)(f)		46	1
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,785
Petroleos Mexicanos 5.500% due 02/24/2025	EUR	13,000	15,908
QVC, Inc. 5.125% due 07/02/2022		$900	946
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	1,125	1,032
3.250% due 04/15/2022		4,250	4,318
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$4,311	4,026
Wabtec Corp. 4.400% due 03/15/2024		2,000	2,132
			113,628
UTILITIES 0.2%
Exelon Corp. 3.950% due 06/15/2025		2,500	2,683
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		31	31

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	89	54
		2,768
Total Corporate Bonds & Notes (Cost $381,351)		391,593
MUNICIPAL BONDS & NOTES 5.8%
CALIFORNIA 0.4%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	3,500	5,272
ILLINOIS 0.2%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	1,100	1,386
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	2,005	2,174
		3,560
NEW JERSEY 0.4%
Rutgers The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,800	5,818
NEW YORK 0.6%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	8,000	7,932
OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.734% due 02/15/2033	900	1,332
PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	600	860
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011 5.426% due 09/15/2026	8,500	9,918
		10,778
TEXAS 0.1%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	780	788
VIRGINIA 1.6%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	18,540	17,866
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,600	5,525
		23,391
WEST VIRGINIA 1.7%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	22,955	23,775
Total Municipal Bonds & Notes (Cost $71,085)		82,646
U.S. GOVERNMENT AGENCIES 48.8%
Fannie Mae
3.840% due 09/01/2032 •	7	7
4.344% due 05/01/2028 •	5	5
4.418% due 10/01/2032 •	9	10
4.470% due 09/01/2027 •	32	32
4.474% due 11/01/2032 •	6	6
4.634% due 05/25/2042 ~	11	11
4.653% due 01/01/2033 •	20	21
4.661% due 05/01/2033 •	48	50
4.675% due 10/01/2034 •	40	41
4.703% due 12/01/2034 •	42	43
4.760% due 03/25/2041 ~	10	11
6.500% due 07/18/2027	18	20
Fannie Mae UMBS
3.000% due 01/01/2046	271	278
3.500% due 05/01/2047 - 03/01/2049	15,022	15,432
4.000% due 12/01/2044 - 11/01/2048	25,391	26,418
6.000% due 09/01/2022 - 12/01/2023	34	35
6.500% due 12/01/2028	1	2
7.000% due 11/01/2038	18	18
7.010% due 08/01/2022	7	7

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

Fannie Mae UMBS, TBA
2.500% due 11/01/2049	37,200	37,000
3.000% due 11/01/2049	146,050	148,195
3.500% due 10/01/2034 - 11/01/2049	118,000	121,120
4.000% due 10/01/2049 - 11/01/2049	132,845	137,930
4.500% due 11/01/2049	127,000	133,836
Freddie Mac
2.478% due 08/15/2029 - 12/15/2031 •	24	24
2.528% due 09/15/2030 •	4	4
2.578% due 03/15/2032 •	4	4
2.678% due 02/15/2024 •	223	226
3.178% due 09/15/2022 •	8	8
3.378% due 08/15/2023 •	3	3
4.330% due 08/01/2032 •	20	20
4.336% due 08/01/2029 •	11	12
4.610% due 07/01/2032 •	3	3
4.625% due 10/01/2032 •	9	9
4.750% due 01/01/2032 •	20	20
4.798% due 02/01/2033 •	30	31
4.805% due 02/01/2029 •	27	28
4.875% due 10/01/2032 •	49	50
6.000% due 12/15/2028	154	171
6.500% due 12/15/2023	2	2
7.000% due 04/01/2029 - 03/01/2030	12	13
7.500% due 08/15/2030	25	29
Ginnie Mae
3.750% (H15T1Y + 1.500%) due 07/20/2021 - 08/20/2026 ~	9	9
3.750% due 07/20/2027 - 07/20/2029 •	35	36
3.875% (H15T1Y + 1.500%) due 06/20/2021 - 06/20/2026 ~	46	45
3.875% due 04/20/2027 - 06/20/2032 •	37	37
4.000% (H15T1Y + 1.500%) due 01/20/2022 - 01/20/2026 ~	67	66
4.000% due 01/20/2027 - 03/20/2032 •	89	93
4.125% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~	23	24
4.125% due 10/20/2027 •	6	6
4.375% (H15T1Y + 2.000%) due 06/20/2022 ~	9	9
Ginnie Mae, TBA 4.000% due 10/01/2049 - 11/01/2049	71,700	74,568
NCUA Guaranteed Notes 2.507% due 10/07/2020 •	728	729
Vendee Mortgage Trust 6.500% due 09/15/2024	233	253
Total U.S. Government Agencies (Cost $694,645)		697,060
U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Bonds
2.250% due 08/15/2049	35,000	36,040
U.S. Treasury Inflation Protected Securities (e)
0.250% due 07/15/2029	26,479	26,780
0.625% due 02/15/2043 (m)	976	1,003
1.000% due 02/15/2049 (k)(m)	6,372	7,219
Total U.S. Treasury Obligations (Cost $71,063)		71,042
NON-AGENCY MORTGAGE-BACKED SECURITIES 19.0%
Adjustable Rate Mortgage Trust
3.685% due 01/25/2036 ^~	48	47
4.132% due 02/25/2036 ^~	117	104
4.475% due 11/25/2035 ^~	130	119
4.625% due 11/25/2035 ^~	66	61
American Home Mortgage Assets Trust
2.208% due 09/25/2046 ^•	612	583
2.228% due 10/25/2046 •	562	396
3.366% due 11/25/2046 •	582	290
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	145	142
12.500% due 09/25/2035 ^•	118	149
Banc of America Funding Trust
2.228% due 04/25/2037 ^•	115	98
2.234% due 10/20/2036 •	148	133
2.285% due 08/27/2036 ~	7,656	6,803
2.344% due 05/20/2047 •	59	59
2.418% due 05/25/2037 ^•	112	97
4.026% due 09/20/2047 ^~	133	121
4.429% due 09/20/2046 ^~	92	85
4.475% due 04/20/2035 ^~	112	104
4.701% due 02/20/2036 ~	277	278
5.500% due 03/25/2036 ^	19	18
5.831% due 04/25/2037 ~	738	741
Banc of America Mortgage Trust
4.328% due 07/25/2035 ^~	21	21
4.553% due 05/25/2035 ^~	747	762
4.804% due 02/25/2034 ~	189	193
5.500% due 09/25/2035 ^	371	364
5.500% due 05/25/2037 ^	125	111

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

BCAP LLC Trust
2.168% due 05/25/2047 ^•	69	65
2.238% due 05/25/2047 ^•	446	421
2.372% due 07/26/2036 ~	88	86
2.645% due 05/26/2035 •	32	31
2.668% due 09/25/2047 •	92	88
3.218% due 10/25/2047 •	15,689	14,945
3.290% due 11/26/2046 •	155	156
4.018% due 07/26/2036 ~	34	32
4.105% due 07/26/2036 ~	228	223
4.122% due 03/27/2037 ~	366	316
4.171% due 03/26/2037 ~	121	108
4.379% due 01/26/2034 ~	17	16
4.986% due 06/26/2035 ~	41	41
Bear Stearns Adjustable Rate Mortgage Trust
3.944% due 05/25/2034 ~	36	36
3.981% due 11/25/2034 ~	61	61
4.069% due 02/25/2036 ^~	102	98
4.105% due 06/25/2035 ^~	20	19
4.132% due 08/25/2035 ~	37	33
4.222% due 01/25/2035 ~	13	14
4.270% due 10/25/2035 •	472	486
4.313% due 03/25/2035 ~	56	57
4.380% due 05/25/2047 ^~	209	199
4.538% due 02/25/2034 ~	66	67
4.670% due 01/25/2034 ~	66	69
4.777% due 10/25/2035 ~	77	79
4.792% due 12/25/2046 ^•	860	801
Bear Stearns ALT-A Trust
2.458% due 04/25/2036 ^•	142	169
3.945% due 08/25/2036 ^~	300	256
3.992% due 11/25/2036 ^~	115	107
4.030% due 02/25/2036 ^~	375	328
4.035% due 02/25/2036 ^~	39	37
4.189% due 01/25/2036 ~	5,136	4,832
4.324% due 06/25/2034 ~	2,349	2,166
4.336% due 05/25/2036 ^~	520	374
4.496% due 05/25/2035 ~	91	92
4.518% due 07/25/2035 ^~	553	457
Bear Stearns Mortgage Funding Trust 2.208% due 01/25/2037 •	114	113
Bear Stearns Mortgage Securities, Inc. 6.284% due 03/25/2031 ~	3	3
Bear Stearns Structured Products, Inc. Trust 4.082% due 01/26/2036 ^~	743	664
Cascade Funding Mortgage Trust 2.800% due 06/25/2069	4,000	4,061
Chase Mortgage Finance Trust
4.049% due 09/25/2036 ^~	1,365	1,287
4.149% due 03/25/2037 ^~	44	44
4.218% due 03/25/2037 ^~	81	82
6.000% due 05/25/2037 ^	134	101
ChaseFlex Trust
2.318% due 07/25/2037 •	202	180
4.222% due 08/25/2037 ^þ	41	40
5.000% due 07/25/2037 ^	111	89
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.248% due 10/25/2035 •	1,527	1,536
Citigroup Mortgage Loan Trust
2.238% due 01/25/2037 •	3,983	3,666
3.228% due 03/25/2082 þ	9,060	9,084
3.548% due 10/25/2046 ^~	188	173
4.031% due 09/25/2037 ~	102	102
4.171% due 03/25/2037 ^~	83	78
4.218% due 09/25/2037 ^~	528	517
4.380% due 10/25/2035 •	105	109
4.511% due 07/25/2037 ^~	1,033	1,035
4.566% due 08/25/2035 ~	22	23
4.990% due 11/25/2035 •	59	60
5.500% due 12/25/2035	191	156
6.250% due 11/25/2037 ~	121	88
Citigroup Mortgage Loan Trust, Inc.
4.215% due 12/25/2035 ^~	107	79
4.635% due 08/25/2035 ~	959	991
CitiMortgage Alternative Loan Trust 6.500% due 06/25/2037 ^	149	152
Community Program Loan Trust 4.500% due 04/01/2029	95	95
Countrywide Alternative Loan Resecuritization Trust
3.653% due 03/25/2047 ~	1	1
6.000% due 08/25/2037 ^~	140	106
Countrywide Alternative Loan Trust
2.158% due 08/25/2037 •	663	622
2.188% due 11/25/2036 •	350	342
2.188% due 01/25/2037 ^•	178	174
2.193% due 11/25/2036 •	7,295	6,742

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

2.198% due 11/25/2036 •	97	93
2.198% due 05/25/2047 •	1,225	1,176
2.208% due 07/25/2046 ^•	88	83
2.208% due 09/25/2046 ^•	439	418
2.224% due 02/20/2047 ^•	1,506	1,201
2.238% due 05/25/2035 •	2,035	1,927
2.254% due 07/20/2046 ^•	46	38
2.328% due 08/25/2035 ^•	171	154
2.518% due 05/25/2035 ^•	2,945	2,709
2.518% due 06/25/2035 •	114	113
2.538% due 07/25/2035 •	129	128
2.538% due 12/25/2035 •	954	953
2.638% due 10/25/2035 •	83	69
2.748% due 11/25/2035 •	1,092	1,121
3.446% due 02/25/2036 •	474	451
3.591% due 05/25/2036 ~	37	30
3.767% due 08/25/2035 ~	206	199
3.826% due 11/25/2047 ^•	2,806	2,539
3.970% due 06/25/2037 ^~	153	146
4.058% due 11/25/2035 ^~	110	105
5.500% due 11/25/2035	107	84
5.500% due 02/25/2036 ^	78	68
5.750% due 03/25/2037 ^•	134	114
5.750% due 07/25/2037 ^	21	19
5.750% due 04/25/2047 ^	142	127
6.000% due 12/25/2034	83	81
6.000% due 03/25/2036 ^	216	166
6.000% due 08/25/2036 ^•	74	65
6.000% due 08/25/2036 ^	720	637
6.000% due 02/25/2037 ^	526	368
6.000% due 04/25/2037 ^	92	76
6.000% due 04/25/2037	13,771	13,896
6.000% due 05/25/2037 ^	432	307
6.000% due 08/25/2037 ^•	478	393
6.250% due 11/25/2036 ^	98	90
6.500% due 05/25/2036 ^	1,707	1,338
6.500% due 12/25/2036 ^	75	54
6.500% due 08/25/2037 ^	403	291
14.249% due 07/25/2035 •	47	61
Countrywide Asset-Backed Certificates 2.518% due 03/25/2036 •	5,659	5,418
Countrywide Home Loan Mortgage Pass-Through Trust
2.318% due 04/25/2046 ^•	16	1
2.358% due 03/25/2036 •	303	122
2.478% due 05/25/2035 •	83	77
2.558% due 02/25/2035 •	15	14
2.638% due 03/25/2035 •	283	272
2.758% due 02/25/2035 •	352	339
2.798% due 02/25/2035 •	298	288
2.863% due 04/25/2035 ^~	75	9
3.499% due 10/20/2035 ~	46	41
3.643% due 05/20/2036 ^~	139	134
3.711% due 02/20/2036 ^•	31	27
3.740% due 02/20/2036 ~	225	196
3.941% due 05/20/2036 ~	57	56
3.949% due 11/25/2037 ~	214	193
3.996% due 01/25/2036 ^~	92	86
4.241% due 11/25/2034 ~	87	88
4.291% due 08/25/2034 ~	5,485	5,482
4.526% due 08/25/2034 ^~	61	59
4.603% due 06/25/2034 ~	765	803
5.500% due 07/25/2037 ^	366	292
5.750% due 12/25/2035 ^	107	92
6.000% due 02/25/2037 ^	391	343
6.000% due 03/25/2037 ^	144	120
6.000% due 07/25/2037	219	161
6.500% due 11/25/2036 ^	948	663
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035 ^	68	68
Credit Suisse First Boston Mortgage Securities Corp.
3.044% due 03/25/2032 ~	14	13
3.168% due 09/25/2034 ^•	65	67
Credit Suisse Mortgage Capital Certificates
2.805% due 12/27/2035 •	127	126
3.500% due 04/26/2038 ~	755	762
3.830% due 08/26/2058	5,145	5,207
4.299% due 04/28/2037 ~	396	409
Credit Suisse Mortgage Capital Trust 2.385% due 05/27/2037 •	39	39
Deutsche ALT-A Securities, Inc. 2.318% due 04/25/2037 •	359	230
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.178% due 01/25/2047 •	54	54
2.208% due 08/25/2047 •	382	373
Deutsche Mortgage & Asset Receiving Corp. 2.465% due 11/27/2036 •	252	248

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

Downey Savings & Loan Association Mortgage Loan Trust 2.377% due 07/19/2045 ^•		10	1
Eurosail PLC 1.730% due 06/13/2045 •	GBP	4,385	5,351
First Horizon Alternative Mortgage Securities Trust
3.940% due 04/25/2036 ^~		$148	140
4.010% due 01/25/2036 ^~		229	171
First Horizon Mortgage Pass-Through Trust 4.373% due 11/25/2037 ^~		52	50
GMAC Mortgage Corp. Loan Trust 4.146% due 11/19/2035 ^~		130	127
GreenPoint Mortgage Funding Trust 2.218% due 12/25/2046 ^•		343	329
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~		5,000	5,127
GSC Capital Corp. Mortgage Trust 2.198% due 05/25/2036 ^•		130	123
GSR Mortgage Loan Trust
4.267% due 11/25/2035 ~		133	106
4.424% due 04/25/2035 ~		54	55
4.480% due 09/25/2035 ~		185	190
4.547% due 09/25/2035 ~		85	87
4.635% due 09/25/2034 ~		67	70
4.743% due 04/25/2035 ~		34	35
HarborView Mortgage Loan Trust
2.247% due 01/19/2038 •		46	45
2.297% due 12/19/2036 ^•		5,299	5,077
2.307% due 01/19/2038 ^•		39	29
2.497% due 05/19/2035 •		2,511	2,447
2.557% due 01/19/2036 •		127	102
2.737% due 01/19/2035 •		44	43
2.869% due 07/19/2045 •		44	43
3.860% due 12/19/2035 ^~		121	91
3.913% due 06/19/2036 ^~		199	131
4.669% due 12/19/2035 ^~		63	63
HomeBanc Mortgage Trust 2.198% due 12/25/2036 •		70	70
Impac Secured Assets Trust
2.168% due 11/25/2036 •		805	767
2.188% due 01/25/2037 •		27	27
IndyMac Mortgage Loan Trust
2.198% due 07/25/2047 •		335	288
2.208% due 09/25/2046 •		137	132
2.318% due 11/25/2035 ^•		195	151
2.578% due 03/25/2035 •		164	162
3.397% due 06/25/2037 ^~		101	95
3.594% due 10/25/2035 ~		731	665
3.620% due 06/25/2036 ~		5,152	4,524
3.753% due 06/25/2036 ~		1,182	1,161
3.774% due 11/25/2035 ^~		138	131
3.819% due 09/25/2035 ^~		92	86
3.868% due 08/25/2036 ~		2,507	2,440
3.889% due 08/25/2035 ~		911	832
4.334% due 06/25/2035 ^~		56	54
JPMorgan Alternative Loan Trust
2.168% due 03/25/2037 •		6	10
2.178% due 10/25/2036 •		5,958	5,925
2.645% due 06/27/2037 •		3,314	2,866
3.844% due 12/25/2036 ~		15	15
JPMorgan Mortgage Trust
3.968% due 06/25/2037 ^~		153	135
4.161% due 11/25/2035 ^~		62	61
4.222% due 11/25/2035 ^~		95	90
4.337% due 01/25/2037 ^~		19	18
4.433% due 04/25/2035 ~		28	28
4.484% due 07/25/2035 ~		272	282
4.627% due 07/25/2035 ~		329	339
4.664% due 04/25/2035 ~		19	19
4.801% due 09/25/2034 ~		184	188
6.000% due 01/25/2036 ^		132	105
Lavender Trust 6.250% due 10/26/2036		311	248
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		3,179	3,189
Lehman Mortgage Trust
5.191% due 01/25/2036 ^~		152	154
5.325% due 12/25/2035 ~		236	124
6.000% due 07/25/2036 ^		82	63
Lehman XS Trust
2.208% due 11/25/2046 •		14,609	13,987
2.218% due 08/25/2046 ^•		69	65
2.248% due 04/25/2046 ^•		45	45
2.258% due 11/25/2046 ^•		14	2
2.288% due 02/25/2036 •		6,904	6,739
Luminent Mortgage Trust
2.188% due 12/25/2036 •		723	710

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

2.218% due 10/25/2046 •	220	219
MASTR Adjustable Rate Mortgages Trust 2.258% due 05/25/2037 •	124	78
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,011	987
8.000% due 07/25/2035	961	1,019
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.891% due 10/20/2029 •	42	42
Merrill Lynch Alternative Note Asset Trust
2.178% due 01/25/2037 •	134	64
2.198% due 04/25/2037 •	3	3
2.318% due 03/25/2037 •	944	406
6.000% due 05/25/2037 ^	186	181
Merrill Lynch Mortgage Investors Trust
2.478% due 04/25/2029 •	36	36
2.678% due 09/25/2029 •	34	34
2.678% due 11/25/2029 •	53	53
3.220% due 07/25/2029 •	36	36
4.246% due 02/25/2036 ~	36	37
4.654% due 11/25/2035 •	75	77
6.250% due 10/25/2036	2,282	1,942
Morgan Stanley Dean Witter Capital, Inc. Trust 3.985% due 03/25/2033 ~	53	54
Morgan Stanley Mortgage Loan Trust
2.298% due 11/25/2035 •	6	6
2.338% due 01/25/2035 •	32	32
3.608% due 07/25/2035 ~	2,483	2,343
4.323% due 06/25/2036 ~	89	92
6.000% due 10/25/2037 ^	82	67
Morgan Stanley Re-REMIC Trust
2.975% due 02/26/2037 •	198	178
3.410% due 03/26/2037 þ	105	97
5.500% due 10/26/2035 ~	10,374	9,099
Morgan Stanley Resecuritization Trust 2.765% due 01/26/2051 •	172	173
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	447	459
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.020% due 02/25/2036 ^~	719	645
Nomura Resecuritization Trust 6.500% due 10/26/2037	7,561	5,899
RBSSP Resecuritization Trust
2.395% due 02/26/2037 •	811	811
4.207% due 10/26/2035 ~	283	285
Residential Accredit Loans, Inc. Trust
2.188% due 12/25/2036 •	359	316
2.218% due 05/25/2047 •	133	130
2.228% due 06/25/2037 •	114	101
2.268% due 08/25/2037 •	333	321
2.318% due 08/25/2035 •	151	138
2.818% due 10/25/2045 •	108	99
4.301% due 02/25/2035 ^~	232	204
5.483% due 02/25/2036 ^~	120	109
8.000% due 04/25/2036 ^•	138	138
Residential Asset Securitization Trust
6.000% due 06/25/2036	194	134
6.000% due 11/25/2036 ^	138	86
6.000% due 03/25/2037 ^	114	66
6.250% due 11/25/2036 ^	94	61
6.500% due 04/25/2037 ^	1,207	574
Residential Funding Mortgage Securities, Inc. Trust
4.944% due 03/25/2035 ^~	1,162	877
6.000% due 09/25/2036 ^	238	228
Structured Adjustable Rate Mortgage Loan Trust
2.338% due 10/25/2035 •	1,266	1,234
2.753% due 06/25/2034 •	463	451
3.720% due 09/25/2036 ^~	3,551	2,788
3.846% due 05/25/2035 ^•	408	359
3.847% due 07/25/2037 ^~	5	4
3.985% due 10/25/2036 ^~	132	107
4.060% due 06/25/2036 ^~	9	9
4.122% due 02/25/2036 ^~	287	269
4.272% due 10/25/2034 ~	46	47
Structured Asset Mortgage Investments Trust
2.198% due 09/25/2047 •	80	78
2.208% due 06/25/2036 •	9,143	9,218
2.208% due 07/25/2046 ^•	512	445
2.208% due 09/25/2047 •	921	914
2.218% due 05/25/2036 •	881	856
2.228% due 09/25/2047 ^•	1,332	1,384
2.238% due 05/25/2046 •	1,003	561
2.278% due 03/25/2037 •	145	98
2.278% due 05/25/2046 ^•	27	44
2.757% due 03/19/2034 •	290	287
2.757% due 02/19/2035 •	120	120
2.797% due 12/19/2033 •	302	302

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

3.732% due 02/25/2036 ^•	607	605
SunTrust Adjustable Rate Mortgage Loan Trust 4.758% due 02/25/2037 ^~	338	328
SunTrust Alternative Loan Trust 6.000% due 12/25/2035	489	494
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~	3,913	2,075
Thornburg Mortgage Securities Trust
2.658% due 09/25/2043 •	231	234
2.758% due 09/25/2044 •	38	38
4.031% due 09/25/2037 ~	70	71
Wachovia Mortgage Loan Trust LLC 4.505% due 10/20/2035 ~	48	45
WaMu Mortgage Pass-Through Certificates Trust
2.288% due 12/25/2045 •	7	7
2.428% due 11/25/2045 •	221	221
2.655% due 11/25/2046 •	261	263
2.658% due 01/25/2045 •	227	227
2.758% due 11/25/2034 •	188	190
2.798% due 10/25/2044 •	962	963
2.998% due 11/25/2034 •	518	526
3.196% due 06/25/2047 ^•	71	25
3.256% due 07/25/2047 •	15,195	13,978
3.446% due 08/25/2046 •	1,467	1,381
3.646% due 11/25/2042 •	25	25
3.719% due 12/25/2036 ^~	149	144
3.823% due 12/25/2036 ^~	1,262	1,266
3.884% due 08/25/2036 ^~	115	113
4.406% due 08/25/2033 ~	265	275
Washington Mutual Mortgage Pass-Through Certificates Trust
2.468% due 05/25/2035 ^•	400	342
3.146% due 04/25/2047 •	404	345
3.216% due 04/25/2047 •	590	455
4.262% due 09/25/2036 ^þ	155	74
Wells Fargo Alternative Loan Trust 4.908% due 07/25/2037 ^~	55	52
Wells Fargo Mortgage-Backed Securities Trust
2.518% due 07/25/2037 ^•	76	68
4.598% due 10/25/2036 ^~	404	405
4.787% due 06/25/2035 ~	1,283	1,320
4.891% due 08/25/2034 ~	75	79
4.946% due 01/25/2035 ~	228	235
4.991% due 03/25/2036 ~	466	481
5.075% due 03/25/2035 ~	895	903
5.221% due 03/25/2036 ^~	64	66
6.000% due 06/25/2037 ^	87	87
Total Non-Agency Mortgage-Backed Securities (Cost $256,641)		270,741
ASSET-BACKED SECURITIES 29.9%
Aames Mortgage Investment Trust
2.798% due 10/25/2035 •	200	200
3.218% due 06/25/2035 •	1,063	1,042
AASET Trust 3.967% due 05/16/2042	1,311	1,327
AASET U.S. Ltd. 3.844% due 01/16/2038	3,399	3,420
Accredited Mortgage Loan Trust
2.148% due 02/25/2037 •	100	100
2.278% due 09/25/2036 •	11,163	11,014
2.774% due 09/25/2035 •	200	198
ACE Securities Corp. Home Equity Loan Trust
2.128% due 12/25/2036 •	340	122
2.158% due 07/25/2036 •	162	139
2.173% due 08/25/2036 •	592	581
2.318% due 02/25/2036 •	122	122
2.633% due 12/25/2035 •	2,000	1,918
2.638% due 02/25/2036 ^•	135	134
2.678% due 11/25/2035 •	161	162
2.918% due 12/25/2034 •	151	150
2.993% due 06/25/2034 •	137	139
2.993% due 07/25/2035 •	100	101
Aegis Asset-Backed Securities Trust
2.448% due 12/25/2035 •	200	195
2.498% due 06/25/2035 •	200	184
2.718% due 03/25/2035 •	300	289
3.018% due 03/25/2035 ^•	100	97
Ameriquest Mortgage Securities Trust 2.408% due 03/25/2036 •	343	344
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.468% due 01/25/2036 •	199	199
2.488% due 11/25/2035 •	200	199
2.538% due 09/25/2035 •	10,000	10,122
2.693% due 07/25/2035 •	612	615
3.128% due 03/25/2035 •	200	203

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

Amortizing Residential Collateral Trust 3.018% due 10/25/2034 •		178	179
Argent Securities Trust
2.168% due 09/25/2036 •		880	359
2.208% due 03/25/2036 •		341	213
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
2.248% due 01/25/2036 •		101	96
2.338% due 01/25/2036 •		4,117	3,923
2.858% due 04/25/2034 •		1,431	1,436
Asset-Backed Funding Certificates Trust
2.128% due 01/25/2037 •		464	313
2.158% due 11/25/2036 •		11,258	8,469
2.178% due 01/25/2037 •		293	199
2.238% due 01/25/2037 •		176	121
2.638% due 04/25/2034 •		121	122
2.693% due 06/25/2035 •		113	113
3.018% due 06/25/2037 •		217	198
Asset-Backed Securities Corp. Home Equity Loan Trust
2.468% due 11/25/2035 •		279	281
2.918% due 06/25/2035 •		200	201
3.893% due 09/25/2034 •		1,433	1,444
4.264% due 08/15/2033 •		27	28
Aurium CLO DAC 0.000% due 04/16/2030 •(a)	EUR	5,300	5,777
Avery Point CLO Ltd. 3.376% due 04/25/2026 •		$3,038	3,040
Babson Euro CLO BV 0.447% due 10/25/2029 •	EUR	2,250	2,453
Basic Asset-Backed Securities Trust 2.328% due 04/25/2036 •		$115	115
Bayview Opportunity Master Fund Trust
4.066% due 09/28/2033 þ		146	147
4.090% due 02/28/2034 þ		2,972	2,998
Bear Stearns Asset-Backed Securities Trust
2.128% due 04/25/2031 •		55	84
2.168% due 06/25/2036 •		122	123
2.198% due 06/25/2047 •		15	15
2.208% due 05/25/2035 •		38	38
2.248% due 02/25/2037 •		11,189	10,259
2.288% due 06/25/2036 •		200	200
2.358% due 05/25/2036 ^•		102	98
2.418% due 09/25/2046 •		150	146
2.448% due 12/25/2035 •		469	471
2.468% due 08/25/2036 •		302	299
2.518% due 12/25/2035 •		108	108
2.568% due 06/25/2036 •		300	300
2.690% due 12/25/2036		237	237
2.718% due 11/25/2035 ^•		154	143
2.918% due 03/25/2034 •		3,007	2,997
2.978% due 04/25/2035 •		77	78
3.068% due 08/25/2037 •		7,550	6,626
3.198% due 06/25/2043 •		999	1,008
3.268% due 08/25/2037 •		105	105
3.477% due 10/25/2036 ~		49	33
4.349% due 07/25/2036 ~		281	283
16.861% due 03/25/2036 ^•		183	190
Business Jet Securities LLC 4.447% due 06/15/2033		6,120	6,234
Carrington Mortgage Loan Trust
2.238% due 01/25/2037 •		1,200	955
2.278% due 02/25/2037 •		1,400	1,319
3.068% due 05/25/2035 •		300	302
Catamaran CLO Ltd. 3.606% due 01/27/2028 •		400	393
Cendant Mortgage Corp. 6.000% due 07/25/2043 ~		19	20
Cent CLO Ltd. 3.586% due 10/29/2025 •		5,311	5,314
Citigroup Mortgage Loan Trust
2.158% due 12/25/2036 •		414	413
2.188% due 05/25/2037 •		16,977	15,118
2.418% due 11/25/2046 •		214	211
2.468% due 11/25/2045 •		168	167
2.638% due 12/25/2035 •		69	69
6.351% due 05/25/2036 ^þ		165	93
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 2.948% due 05/25/2035 •		200	200
Citigroup Mortgage Loan Trust, Inc.
2.278% due 01/25/2037 •		300	299
2.428% due 10/25/2035 •		771	776
2.738% due 09/25/2035 ^•		40	40
2.753% due 09/25/2035 ^•		500	501
Conseco Finance Corp.
6.810% due 12/01/2028 ~		92	93
6.870% due 04/01/2030 ~		149	156
7.060% due 02/01/2031 ~		570	567

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

Countrywide Asset-Backed Certificates
2.158% due 06/25/2035 •	1,377	1,258
2.158% due 07/25/2037 ^•	3,268	3,001
2.168% due 07/25/2036 ^•	45	46
2.168% due 01/25/2037 •	4,527	4,426
2.168% due 05/25/2037 •	334	332
2.178% due 01/25/2034 •	35	35
2.178% due 05/25/2036 •	394	380
2.178% due 03/25/2037 •	130	130
2.188% due 03/25/2037 •	175	165
2.188% due 05/25/2037 •	82	82
2.188% due 06/25/2047 •	114	114
2.198% due 06/25/2047 •	299	297
2.218% due 09/25/2037 •	4,783	4,040
2.238% due 09/25/2037 ^•	175	149
2.238% due 09/25/2047 ^•	1,543	1,369
2.248% due 10/25/2047 •	348	337
2.268% due 01/25/2046 ^•	4,344	4,179
2.268% due 06/25/2047 •	243	232
2.318% due 07/25/2036 •	145	145
2.368% due 04/25/2036 •	26	26
2.418% due 06/25/2036 •	300	298
2.468% due 03/25/2036 •	1,100	1,089
2.468% due 03/25/2047 ^•	86	64
2.508% due 02/25/2036 •	200	200
2.678% due 12/25/2035 •	298	300
3.068% due 08/25/2035 •	77	77
3.518% due 02/25/2035 •	300	307
4.629% due 10/25/2046 ^~	14,528	13,852
Countrywide Asset-Backed Certificates Trust
2.148% due 04/25/2046 •	5,554	5,286
2.158% due 02/25/2037 •	9,731	9,257
2.168% due 09/25/2046 •	4,323	4,282
2.168% due 03/25/2047 ^•	158	156
2.208% due 06/25/2047 •	158	157
2.478% due 05/25/2036 •	557	555
2.548% due 02/25/2036 •	200	200
2.748% due 07/25/2035 •	400	403
2.818% due 08/25/2047 •	622	621
3.368% due 04/25/2035 •	200	203
Countrywide Asset-Backed Certificates Trust, Inc.
2.738% due 07/25/2034 •	122	122
2.918% due 10/25/2034 •	55	53
Countrywide Asset-Backed Certificates, Inc. 2.993% due 02/25/2034 •	65	66
Credit-Based Asset Servicing & Securitization LLC
2.138% due 07/25/2037 •	13	8
2.238% due 07/25/2037 •	270	183
2.963% due 04/25/2036 •	68	68
3.158% due 07/25/2036 •	35	36
CVP Cascade CLO Ltd. 3.472% due 01/16/2026 •	6,917	6,919
Delta Funding Home Equity Loan Trust 2.668% due 08/15/2030 •	55	54
ECMC Group Student Loan Trust 2.768% due 02/27/2068	7,387	7,343
EMC Mortgage Loan Trust 2.758% due 05/25/2040 •	11	11
First Franklin Mortgage Loan Trust
2.158% due 12/25/2036 •	288	166
2.168% due 07/25/2036 •	35	35
2.178% due 04/25/2036 •	195	190
2.258% due 04/25/2036 •	400	377
2.258% due 08/25/2036 •	285	258
2.378% due 10/25/2035 •	94	94
2.378% due 11/25/2035 •	181	176
2.468% due 06/25/2036 •	131	132
2.753% due 09/25/2035 •	55	55
2.828% due 04/25/2035 •	194	195
2.888% due 09/25/2034 •	201	201
2.963% due 03/25/2035 •	100	100
3.218% due 01/25/2035 •	122	124
3.443% due 10/25/2034 •	683	683
First NLC Trust
2.088% due 08/25/2037 •	58	37
2.099% due 05/25/2035 •	892	877
FIRSTPLUS Home Loan Owner Trust 7.320% due 11/10/2023 ^	6	1
Fremont Home Loan Trust
2.168% due 01/25/2037 •	263	154
2.178% due 08/25/2036 •	221	95
2.188% due 02/25/2036 •	59	56
2.188% due 02/25/2037 •	903	459
2.288% due 02/25/2036 •	300	255
2.288% due 04/25/2036 •	3,000	1,904
2.753% due 07/25/2035 •	2,705	2,716

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

2.935% due 12/25/2029 •	7	7
Gallatin CLO Ltd. 3.353% (US0003M + 1.050%) due 07/15/2027 ~	7,600	7,604
GE-WMC Asset-Backed Pass-Through Certificates 2.268% due 12/25/2035 •	1,600	1,594
GSAA Home Equity Trust 2.138% due 04/25/2047 •	187	178
GSAMP Trust
2.108% due 01/25/2037 •	2,963	2,006
2.138% due 12/25/2036 •	1,009	594
2.168% due 06/25/2036 •	122	122
2.168% due 09/25/2036 •	357	176
2.168% due 12/25/2046 •	622	392
2.178% due 05/25/2046 •	26	26
2.218% due 11/25/2036 •	188	119
2.248% due 12/25/2046 •	186	119
2.258% due 12/25/2035 •	54	54
2.258% due 06/25/2036 •	273	188
2.288% due 04/25/2036 •	350	265
3.668% due 10/25/2034 •	40	39
Home Equity Asset Trust 3.113% due 05/25/2035 •	200	201
Home Equity Loan Trust
2.248% due 04/25/2037 •	800	742
2.358% due 04/25/2037 •	500	428
Home Equity Mortgage Loan Asset-Backed Trust
2.158% due 11/25/2036 •	439	420
2.178% due 11/25/2036 •	358	296
2.338% due 04/25/2037 •	321	292
HSI Asset Securitization Corp. Trust
2.128% due 12/25/2036 •	231	91
2.188% due 12/25/2036 •	1,053	417
2.238% due 12/25/2036 •	702	282
2.408% due 11/25/2035 •	290	287
IXIS Real Estate Capital Trust 2.648% due 02/25/2036 •	261	263
JPMorgan Mortgage Acquisition Trust
2.178% due 01/25/2036 •	60	60
2.178% due 06/25/2036 •	19	19
2.188% due 04/25/2036 •	105	105
2.278% due 03/25/2037 •	300	298
2.278% due 06/25/2037 •	300	297
2.288% due 04/25/2036 •	215	214
2.288% due 05/25/2036 •	623	620
2.288% due 07/25/2036 •	200	195
2.298% due 01/25/2037 •	200	196
6.337% due 08/25/2036 ^þ	121	91
Lehman ABS Mortgage Loan Trust
2.108% due 06/25/2037 •	237	173
2.218% due 06/25/2037 •	191	141
Lehman XS Trust
2.168% due 04/25/2037 ^•	186	180
2.188% due 12/25/2036 •	1,770	1,728
2.188% due 02/25/2037 ^•	1,633	1,384
LoanCore Issuer Ltd. 3.158% due 05/15/2028 •	10,700	10,713
Long Beach Mortgage Loan Trust
2.578% due 07/25/2031 •	120	121
2.663% due 11/25/2035 •	363	361
2.778% due 08/25/2045 •	87	88
3.068% due 06/25/2035 •	500	502
3.293% due 02/25/2035 •	12,750	12,870
3.443% due 03/25/2032 •	233	234
Loomis Sayles CLO Ltd. 3.703% due 04/15/2028 •	550	538
M360 Advisors LLC 4.395% due 07/24/2028	5,213	5,236
MAPS Ltd. 4.212% due 05/15/2043	4,099	4,208
MASTR Asset-Backed Securities Trust
2.128% due 08/25/2036 •	179	93
2.168% due 08/25/2036 •	296	156
2.198% due 02/25/2036 •	389	203
2.258% due 06/25/2036 •	173	102
2.258% due 08/25/2036 •	177	96
2.518% due 10/25/2035 ^•	288	276
2.518% due 11/25/2035 •	10,367	7,488
2.588% due 01/25/2036 •	300	297
2.618% due 01/25/2036 •	74	74
2.768% due 12/25/2034 ^•	23	23
Meritage Mortgage Loan Trust 2.768% due 11/25/2035 •	39	41
Merrill Lynch Mortgage Investors Trust
2.258% due 08/25/2037 •	933	616
2.328% due 08/25/2036 •	139	139
2.468% due 02/25/2047 •	1,133	833

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

2.738% due 05/25/2036 •	218	216
MESA Trust 2.818% due 12/25/2031 •	462	459
METAL LLC 4.581% due 10/15/2042	4,654	4,726
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	538	582
Morgan Stanley ABS Capital, Inc. Trust
2.088% due 10/25/2036 •	94	60
2.128% due 10/25/2036 •	777	506
2.158% due 10/25/2036 •	140	90
2.158% due 11/25/2036 •	250	161
2.168% due 06/25/2036 •	267	195
2.168% due 09/25/2036 •	393	192
2.168% due 10/25/2036 •	228	149
2.168% due 11/25/2036 •	1,310	918
2.198% due 03/25/2037 •	411	224
2.218% due 02/25/2037 •	141	85
2.238% due 11/25/2036 •	1,498	977
2.268% due 03/25/2037 •	411	227
2.328% due 12/25/2035 •	331	330
2.918% due 05/25/2034 •	98	98
2.948% due 03/25/2035 •	153	154
3.008% due 06/25/2035 •	400	403
3.068% due 04/25/2035 •	200	198
3.268% due 07/25/2037 •	400	382
3.668% due 03/25/2034 •	261	261
Morgan Stanley Capital, Inc. Trust 2.308% due 01/25/2036 •	1,149	1,138
Morgan Stanley Dean Witter Capital, Inc. Trust 3.368% due 02/25/2033 •	585	588
Morgan Stanley Home Equity Loan Trust
2.178% due 04/25/2036 •	120	95
2.188% due 04/25/2037 •	631	424
2.248% due 04/25/2037 •	210	142
Morgan Stanley Mortgage Loan Trust
2.248% due 02/25/2037 •	140	65
2.378% due 04/25/2037 •	275	130
3.281% due 11/25/2036 ^•	265	130
5.965% due 09/25/2046 ^þ	377	217
Mountain View CLO Ltd. 3.103% due 10/15/2026 •	626	624
Nelnet Student Loan Trust 3.782% due 11/25/2024 •	7,362	7,359
New Century Home Equity Loan Trust
2.693% due 06/25/2035 •	210	211
2.993% due 10/25/2033 •	1,645	1,630
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
2.428% due 02/25/2036 •	113	113
6.032% due 10/25/2036 ^þ	166	65
NovaStar Mortgage Funding Trust
2.318% due 06/25/2036 •	126	107
2.723% due 01/25/2036 •	7,500	7,499
OHA Credit Partners Ltd. 3.288% due 10/20/2025	1,577	1,578
OneMain Financial Issuance Trust 2.370% due 09/14/2032	7,300	7,296
Option One Mortgage Loan Trust
2.158% due 01/25/2037 •	69	47
2.188% due 05/25/2037 •	175	111
2.238% due 01/25/2037 •	276	190
2.348% due 04/25/2037 •	126	84
2.378% due 01/25/2036 •	300	278
2.783% due 08/25/2035 •	400	394
Option One Mortgage Loan Trust Asset-Backed Certificates
2.458% due 11/25/2035 •	170	170
2.478% due 11/25/2035 •	3,100	3,042
Ownit Mortgage Loan Trust 2.618% due 10/25/2036 ^•	208	188
Park Place Securities, Inc. 2.508% due 09/25/2035 •	200	194
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.508% due 08/25/2035 •	200	197
2.508% due 09/25/2035 •	500	500
2.813% due 07/25/2035 •	400	403
2.843% due 07/25/2035 •	950	946
2.963% due 06/25/2035 •	200	201
3.068% due 10/25/2034 •	500	509
3.143% due 03/25/2035 •	400	401
3.263% due 01/25/2036 •	300	302
3.818% due 12/25/2034 •	676	701
People's Choice Home Loan Securities Trust 2.738% due 05/25/2035 ^•	74	74
People's Financial Realty Mortgage Securities Trust 2.158% due 09/25/2036 •	404	156

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

Popular ABS Mortgage Pass-Through Trust
2.278% due 11/25/2036 •	166	164
2.408% due 02/25/2036 •	349	348
RAAC Trust
2.318% due 06/25/2044 •	55	51
2.368% due 11/25/2046 •	573	551
2.418% due 09/25/2045 •	3,280	3,279
2.418% due 06/25/2047 •	39	39
3.218% due 10/25/2045 •	240	243
3.518% due 09/25/2047 •	600	625
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036 þ	535	297
6.254% due 08/25/2036 þ	9,486	5,749
7.238% due 09/25/2037 ^þ	247	144
Residential Asset Mortgage Products Trust
2.178% due 12/25/2036 •	35	35
2.178% due 02/25/2037 •	102	102
2.298% due 09/25/2036 •	174	168
2.318% due 05/25/2036 ^•	1,121	1,074
2.338% due 01/25/2036 •	747	682
2.498% due 09/25/2035 •	239	241
2.663% due 11/25/2035 •	166	166
2.678% due 10/25/2035 •	118	119
2.708% due 10/25/2035 •	100	100
2.918% due 08/25/2034 •	76	76
Residential Asset Securities Corp. Trust
2.148% due 11/25/2036 •	507	442
2.178% due 11/25/2036 ^•	320	309
2.188% due 11/25/2036 •	629	567
2.258% due 09/25/2036 •	486	485
2.268% due 04/25/2037 •	161	161
2.288% due 05/25/2037 •	116	116
2.298% due 06/25/2036 •	1,000	995
2.358% due 04/25/2037 •	1,600	1,561
2.398% due 02/25/2036 •	194	195
2.428% due 01/25/2036 •	94	94
2.438% due 10/25/2035 •	281	282
2.438% due 12/25/2035 •	400	402
2.458% due 11/25/2035 •	300	301
2.663% due 03/25/2035 •	615	617
2.678% due 12/25/2035 •	197	167
2.708% due 11/25/2035 •	300	299
2.858% due 12/25/2034 •	27	27
Salomon Mortgage Loan Trust 2.918% due 11/25/2033 •	142	143
Securitized Asset-Backed Receivables LLC Trust
2.108% due 07/25/2036 •	240	125
2.158% due 05/25/2036 •	514	322
2.178% due 07/25/2036 •	234	125
2.258% due 07/25/2036 •	201	109
2.268% due 05/25/2036 •	1,140	734
2.288% due 03/25/2036 •	189	177
2.678% due 08/25/2035 ^•	199	135
2.693% due 01/25/2035 •	53	52
2.978% due 01/25/2036 ^•	79	63
3.307% due 01/25/2036 ^þ	61	55
Seneca Park CLO Ltd. 3.423% due 07/17/2026 •	3,593	3,603
SG Mortgage Securities Trust
2.178% due 07/25/2036 •	30,809	9,614
2.468% due 10/25/2035 •	1,000	1,003
SLM Student Loan Trust 3.776% due 04/25/2023 •	4,299	4,332
Soundview Home Loan Trust
2.098% due 06/25/2037 •	57	43
2.128% due 02/25/2037 •	320	120
2.178% due 11/25/2036 •	232	229
2.198% due 02/25/2037 •	449	171
2.198% due 07/25/2037 •	2,370	2,191
2.268% due 06/25/2036 •	8,440	8,265
2.368% due 03/25/2036 •	400	393
2.843% due 06/25/2035 •	74	74
2.968% due 10/25/2037 •	338	285
South Carolina Student Loan Corp. 3.138% due 09/03/2024 •	325	327
Specialty Underwriting & Residential Finance Trust
2.168% due 09/25/2037 •	128	78
2.168% due 11/25/2037 •	884	633
2.288% due 04/25/2037 •	225	142
2.618% due 12/25/2036 •	3,148	3,106
2.993% due 12/25/2035 •	284	285
Staniford Street CLO Ltd. 3.299% due 06/15/2025 •	5,189	5,203
Starwood Commercial Mortgage Trust 3.369% due 07/15/2038 •	7,600	7,609

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

Structured Asset Investment Loan Trust
2.168% due 09/25/2036 •	181	177
2.208% due 03/25/2036 •	504	482
2.618% due 01/25/2036 •	301	302
2.738% due 05/25/2035 •	2,624	2,623
2.918% due 05/25/2035 •	600	610
2.948% due 09/25/2034 •	730	728
3.143% due 07/25/2033 •	54	55
3.293% due 12/25/2034 •	1,138	1,159
Structured Asset Securities Corp. Mortgage Loan Trust
2.153% due 07/25/2036 •	7,292	7,167
2.158% due 09/25/2036 •	39	39
2.168% due 09/25/2036 •	119	117
2.188% due 12/25/2036 •	171	167
2.228% due 02/25/2037 •	610	603
2.248% due 01/25/2037 •	2,498	1,807
2.268% due 09/25/2036 •	200	199
2.918% due 08/25/2037 •	193	193
3.018% due 08/25/2037 •	525	528
Structured Asset Securities Corp. Trust 2.478% due 09/25/2035 •	700	685
THL Credit Wind River CLO Ltd. 3.173% due 10/15/2027 •	300	299
WaMu Asset-Backed Certificates WaMu Trust 2.243% due 05/25/2037 •	10,577	10,198
WAVE LLC 3.597% due 09/15/2044 (a)	2,500	2,500
Wells Fargo Home Equity Asset-Backed Securities Trust
2.348% due 05/25/2036 •	300	299
2.963% due 03/25/2035 •	1,000	1,008
2.963% due 11/25/2035 •	200	200
3.593% due 02/25/2035 •	200	201
Total Asset-Backed Securities (Cost $405,682)		426,543
SOVEREIGN ISSUES 0.5%
Corp. Financiera de Desarrollo S.A. 4.750% due 02/08/2022	7,000	7,324
Total Sovereign Issues (Cost $6,977)		7,324
SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (i) 1.7%		24,886
U.S. TREASURY BILLS 0.1%
1.936% due 10/22/2019 - 12/26/2019 (c)(d)(m)	1,600	1,595
Total Short-Term Instruments (Cost $26,481)		26,481
Total Investments in Securities (Cost $1,920,925)		1,980,474
	SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio III	12,239,679	121,087
Total Short-Term Instruments (Cost $121,075)		121,087
Total Investments in Affiliates (Cost $121,075)		121,087
Total Investments 147.2% (Cost $2,042,000)		$2,101,561
Financial Derivative Instruments (j)(l) 0.0%(Cost or Premiums, net $(1,591))		311
Other Assets and Liabilities, net (47.2)%		(674,258)
Net Assets 100.0%		$1,427,614

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Piper Jaffray Cos.	4.740%	10/15/2021	09/19/2019	$4,000	$4,011	0.28%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$3,586	U.S. Treasury Notes 2.250% due 03/31/2021	$(3,662)	$3,586	$3,586
NOM	2.400	09/30/2019	10/01/2019	21,300	U.S. Treasury Bonds 3.000% due 11/15/2045	(21,863)	21,300	21,302
Total Repurchase Agreements						$(25,525)	$24,886	$24,888

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2019 was $(30,094) at a weighted average interest rate of 2.483%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-OAT France Government 10-Year Bond December Futures	12/2019	198	$(36,755)	$391	$28	$(5)
Total Futures Contracts				$391	$28	$(5)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.327%	$2,500	$(87)	$(6)	$(93)	$1	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.434	5,887	(68)	(23)	(91)	0	0
						$(155)	$(29)	$(184)	$1	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2023	1.543%	$1,000	$167	$(43)	$124	$0	$(2)
General Electric Co.	1.000	Quarterly	12/20/2023	0.986	2,650	(19)	21	2	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.159	1,850	(3)	(9)	(12)	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2024	1.298	500	(8)	1	(7)	0	0
						$137	$(30)	$107	$1	$(4)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(6)	3-Month USD-LIBOR	1.500%	Semi-Annual	12/18/2021	$390,900	$(981)	$525	$(456)	$0	$(90)
Total Swap Agreements						$(999)	$466	$(533)	$2	$(94)

(k)	Securities with an aggregate market value of $5,486 and cash of $5,119 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019		$21,324	GBP	17,306	$0	$(45)
	11/2019	GBP	17,306		$21,353	46	0
BPS	10/2019		$2,747	MXN	53,822	0	(29)
CBK	10/2019	GBP	17,306		$21,120	0	(159)
	10/2019		$911	EUR	824	0	(13)
HUS	10/2019	MXN	53,822		$2,753	36	0
	12/2019	KRW	25,119,481		20,780	0	(268)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

	01/2020		$2,718	MXN	53,822	0	(35)
JPM	11/2019		1,083	CAD	1,433	0	0
	12/2019	ILS	1,840		$525	0	(7)
MYI	10/2019	EUR	49,289		54,687	965	0
	11/2019	AUD	10,192		6,915	25	0
SOG	12/2019		$5,308	RUB	359,106	174	0
TOR	10/2019		52,996	EUR	48,465	0	(172)
	11/2019	EUR	48,465		$53,126	170	0
Total Forward Foreign Currency Contracts						$1,416	$(728)

PURCHASED OPTIONS:

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.500% due 11/01/2049	$73.000	11/06/2019	50,000	$2	$0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 11/01/2049	74.000	11/06/2019	162,000	6	0
Total Purchased Options					$8	$0

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850%	11/20/2019	99,800	$(143)	$(23)
BPS	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	22,600	(13)	(15)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	22,600	(31)	(27)
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	53,950	(29)	(35)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	53,950	(80)	(65)
Total Written Options						$(296)	$(165)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	1.055%	$100	$(2)	$2	$0	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.368	3,100	(54)	(1)	0	(55)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.055	300	(5)	4	0	(1)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.802	1,200	(80)	87	7	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.245	200	(6)	4	0	(2)
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.368	3,100	(48)	(7)	0	(55)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.162	200	(2)	0	0	(2)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	1.091	300	(10)	9	0	(1)
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.245	2,400	(70)	44	0	(26)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.923	1,000	(16)	19	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.055	100	(1)	1	0	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.055	100	(2)	2	0	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.162	1,400	(8)	(3)	0	(11)
Total Swap Agreements							$(304)	$161	$10	$(153)

(m)	Securities with an aggregate market value of $671 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	September 30, 2019 (Unaudited)

(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,044	$0	$7,044
Corporate Bonds & Notes
Banking & Finance	0	271,186	4,011	275,197
Industrials	0	113,628	0	113,628
Utilities	0	2,768	0	2,768
Municipal Bonds & Notes
California	0	5,272	0	5,272
Illinois	0	3,560	0	3,560
New Jersey	0	5,818	0	5,818
New York	0	7,932	0	7,932
Ohio	0	1,332	0	1,332
Pennsylvania	0	10,778	0	10,778
Texas	0	788	0	788
Virginia	0	23,391	0	23,391
West Virginia	0	23,775	0	23,775
U.S. Government Agencies	0	697,060	0	697,060
U.S. Treasury Obligations	0	71,042	0	71,042
Non-Agency Mortgage-Backed Securities	0	270,741	0	270,741
Asset-Backed Securities	2,500	424,043	0	426,543
Sovereign Issues	0	7,324	0	7,324
Short-Term Instruments
Repurchase Agreements	0	24,886	0	24,886
U.S. Treasury Bills	0	1,595	0	1,595

	$2,500	$1,973,963	$4,011	$1,980,474
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$121,087	$0	$0	$121,087

Total Investments	$123,587	$1,973,963	$4,011	$2,101,561

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	2	0	30
Over the counter	0	1,426	0	1,426

	$28	$1,428	$0	$1,456
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(94)	0	(99)
Over the counter	0	(1,046)	0	(1,046)

	$(5)	$(1,140)	$0	$(1,145)

Total Financial Derivative Instruments	$23	$288	$0	$311

Totals	$123,610	$1,974,251	$4,011	$2,101,872

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Fixed Income SHares: Series R	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 185.0% ¤
CORPORATE BONDS & NOTES 7.2%
BANKING & FINANCE 5.9%
AerCap Ireland Capital DAC 4.625% due 10/30/2020		$100	$102
Deutsche Bank AG 4.250% due 10/14/2021		1,400	1,421
ING Bank NV 2.625% due 12/05/2022		400	410
International Lease Finance Corp. 8.250% due 12/15/2020		100	107
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	3,300	486
Lloyds Banking Group PLC 2.959% (US0003M + 0.800%) due 06/21/2021 ~		$200	201
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	3,300	486
2.500% due 10/01/2047		1	0
Nykredit Realkredit A/S
1.000% due 10/01/2050		7,800	1,149
2.500% due 10/01/2047		94	14
Realkredit Danmark A/S 2.500% due 07/01/2047		61	9
Royal Bank of Scotland Group PLC
3.656% (US0003M + 1.550%) due 06/25/2024 ~		$300	301
4.519% due 06/25/2024 •		200	210
UBS AG 2.682% due 06/08/2020 •		1,000	1,003
UniCredit SpA 7.830% due 12/04/2023		1,700	1,995
			7,894
INDUSTRIALS 0.5%
BAT Capital Corp. 2.765% due 08/14/2020 •		300	301
Enbridge, Inc. 2.738% (US0003M + 0.400%) due 01/10/2020 ~		300	300
YPF S.A. 63.450% (BADLARPP + 4.000%) due 09/24/2020 ~(a)	ARS	1,040	16
			617
UTILITIES 0.8%
AT&T, Inc.
5.150% due 02/15/2050		$300	352
5.300% due 08/15/2058		100	117
Petrobras Global Finance BV
5.093% due 01/15/2030		442	461
6.125% due 01/17/2022		68	73
Sempra Energy 2.569% (US0003M + 0.450%) due 03/15/2021 ~		100	100
			1,103
Total Corporate Bonds & Notes (Cost $9,253)			9,614
U.S. GOVERNMENT AGENCIES 39.5%
Fannie Mae
2.463% due 02/25/2037 •		28	28
3.683% due 10/01/2044 •		3	3
Fannie Mae UMBS 3.500% due 12/01/2045 - 01/01/2048		776	803
Fannie Mae UMBS, TBA
3.000% due 11/01/2049		12,000	12,176
3.500% due 11/01/2049		29,500	30,274
4.000% due 11/01/2049		8,400	8,722
Freddie Mac
3.930% due 09/01/2036 •		34	36
4.312% due 07/01/2036 •		37	39

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2019 (Unaudited)

Ginnie Mae 2.266% due 08/20/2068 •		588	578
Total U.S. Government Agencies (Cost $52,569)			52,659
U.S. TREASURY OBLIGATIONS 109.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (g)(i)		5,792	5,740
0.125% due 04/15/2022		9,540	9,448
0.125% due 01/15/2023		5,160	5,120
0.125% due 07/15/2026		2,612	2,610
0.250% due 01/15/2025		2,773	2,783
0.250% due 07/15/2029		1,906	1,927
0.375% due 07/15/2025		1,597	1,620
0.375% due 01/15/2027		10,111	10,241
0.375% due 07/15/2027		6,545	6,659
0.500% due 01/15/2028		4,296	4,403
0.625% due 07/15/2021 (e)		341	343
0.625% due 01/15/2026		13,259	13,614
0.625% due 02/15/2043 (i)		3,147	3,234
0.750% due 07/15/2028		2,852	3,000
0.750% due 02/15/2042		1,692	1,793
0.750% due 02/15/2045		3,650	3,845
0.875% due 01/15/2029		925	983
0.875% due 02/15/2047		1,058	1,151
1.000% due 02/15/2046		4,634	5,177
1.000% due 02/15/2048		1,338	1,505
1.000% due 02/15/2049		3,630	4,112
1.125% due 01/15/2021		4,339	4,355
1.375% due 02/15/2044		8,421	10,111
1.750% due 01/15/2028		17,702	19,930
2.000% due 01/15/2026		1,956	2,174
2.125% due 02/15/2040 (e)		356	475
2.125% due 02/15/2041		2,577	3,468
2.375% due 01/15/2025		2,885	3,215
2.500% due 01/15/2029		8,077	9,774
3.375% due 04/15/2032		600	830
3.625% due 04/15/2028		2,078	2,671
Total U.S. Treasury Obligations (Cost $140,954)			146,311
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Banc of America Funding Trust 4.201% due 01/20/2047 ~		711	692
Citigroup Mortgage Loan Trust 2.345% due 06/25/2047 •		345	348
Countrywide Alternative Loan Trust 2.239% due 12/20/2046 ^•		1,003	915
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	137	137
GSR Mortgage Loan Trust 4.480% due 09/25/2035 ~		$18	19
HarborView Mortgage Loan Trust 2.644% due 06/20/2035 •		448	447
IndyMac Mortgage Loan Trust 2.858% due 05/25/2034 •		941	927
MortgageIT Trust 3.023% due 12/25/2034 •		19	19
Residential Accredit Loans, Inc. Trust 2.198% due 06/25/2046 •		238	95
Total Non-Agency Mortgage-Backed Securities (Cost $3,185)			3,599
ASSET-BACKED SECURITIES 7.9%
Asset-Backed Funding Certificates Trust 2.618% due 10/25/2034 •		22	22
CIT Mortgage Loan Trust 3.368% due 10/25/2037 •		519	526
Citigroup Mortgage Loan Trust
2.098% due 01/25/2037 •		197	148
2.163% due 09/25/2036 •		584	568
Citigroup Mortgage Loan Trust, Inc. 2.478% due 10/25/2035 ^•		500	478
Countrywide Asset-Backed Certificates Trust 2.548% due 02/25/2036 •		500	501
Dryden Senior Loan Fund 3.203% due 10/15/2027 •		700	700
Evans Grove CLO Ltd. 3.064% due 05/28/2028 •		1,600	1,586
First Franklin Mortgage Loan Trust 2.843% due 01/25/2035 •		12	12
Home Equity Asset Trust 2.873% due 08/25/2034 •		79	79
LoanCore Issuer Ltd. 3.158% due 05/15/2036 •		500	501

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2019 (Unaudited)

Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	273
Massachusetts Educational Financing Authority 3.226% due 04/25/2038 •		$47	47
Morgan Stanley ABS Capital, Inc. Trust 2.678% due 01/25/2035 •		268	263
Mountain View CLO Ltd. 3.123% due 10/13/2027 •		200	199
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 2.528% due 05/25/2035 •		1,300	1,269
RAAC Trust 2.358% due 08/25/2036 •		73	73
Saxon Asset Securities Trust 2.577% due 05/25/2035 •		42	40
Shackleton CLO Ltd. 3.408% due 10/20/2028 •		1,500	1,500
Structured Asset Securities Corp. Mortgage Loan Trust 3.018% due 08/25/2037 •		39	40
Venture CLO Ltd. 2.944% due 02/28/2026 •		1,426	1,422
Vericrest Opportunity Loan Transferee LLC 3.125% due 09/25/2047 þ		258	259
Total Asset-Backed Securities (Cost $10,295)			10,506
SOVEREIGN ISSUES 17.2%
Argentina Government International Bond
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	100	2
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		1,656	12
79.499% (ARLLMONP) due 06/21/2020 ~(a)		27,799	210
Australia Government International Bond
1.250% due 02/21/2022	AUD	874	613
3.000% due 09/20/2025		1,920	1,556
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2020 (b)	BRL	1,290	307
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	936	913
France Government International Bond 2.100% due 07/25/2023 (c)	EUR	342	423
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	220,811	2,130
0.100% due 03/10/2029 (c)		131,172	1,265
Mexico Government International Bond 7.750% due 05/29/2031	MXN	8,021	431
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	434	303
2.500% due 09/20/2035		424	350
3.000% due 09/20/2030		1,292	1,049
Peru Government International Bond 5.940% due 02/12/2029	PEN	900	302
Qatar Government International Bond 3.875% due 04/23/2023		$300	318
United Kingdom Gilt
0.125% due 03/22/2026 (c)	GBP	224	338
0.125% due 08/10/2028 (c)(e)		1,711	2,777
0.625% due 03/22/2040 (c)		1,070	2,383
1.250% due 11/22/2027 (c)(e)		3,938	6,779
1.875% due 11/22/2022 (c)		352	506
Total Sovereign Issues (Cost $24,084)			22,967
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (d) 0.7%			961
Total Short-Term Instruments (Cost $961)			961
Total Investments in Securities (Cost $241,301)			246,617
Total Investments 185.0% (Cost $241,301)			$246,617
Financial Derivative Instruments (f)(h) (0.4)%(Cost or Premiums, net $(368))			(584)
Other Assets and Liabilities, net (84.6)%			(112,762)
Net Assets 100.0%			$133,271

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$961	U.S. Treasury Notes 2.375% due 03/15/2021	$(985)	$961	$961
Total Repurchase Agreements						$(985)	$961	$961

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	0.900%	09/24/2019	10/08/2019	GBP	(7,588)	$(9,331)
Total Reverse Repurchase Agreements						$(9,331)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	2.220%	09/04/2019	10/16/2019	$(1,047)	$(1,049)
BOS	2.650	09/27/2019	10/04/2019	(1,453)	(1,453)
BPG	2.190	08/13/2019	11/13/2019	(41,786)	(41,911)
	2.270	08/19/2019	10/21/2019	(3,704)	(3,714)
TDM	2.750	09/25/2019	10/02/2019	(8,913)	(8,917)
Total Sale-Buyback Transactions					$(57,044)

(e)	Securities with an aggregate market value of $73,817 have been pledged as collateral under the terms of master agreements as of September 30, 2019.
(1)	Includes accrued interest.
(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(74,969) at a weighted average interest rate of 2.531%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.
(3)	Payable for sale-buyback transactions includes $(116) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 2-Year Note December 2019 Futures	$111.250	11/22/2019	1	$2	$0	$0
Call - CBOT U.S. Treasury 2-Year Note December 2019 Futures	111.375	11/22/2019	8	16	0	0
Put - CBOT U.S. Treasury 5-Year Note December 2019 Futures	110.500	11/22/2019	40	40	0	0
Call - CBOT U.S. Treasury 5-Year Note December 2019 Futures	127.500	11/22/2019	6	6	0	0
Call - CBOT U.S. Treasury 5-Year Note December 2019 Futures	130.750	11/22/2019	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	115.000	11/22/2019	21	21	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2019 (Unaudited)

Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	116.000	11/22/2019	54	54	1	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	116.500	11/22/2019	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note December 2019 Futures	117.000	11/22/2019	84	84	1	0
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	215.000	11/22/2019	7	7	0	0
Call - CBOT U.S. Treasury 30-Year Bond December 2019 Futures	220.000	11/22/2019	22	22	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	285.000	11/22/2019	1	1	0	0
Call - CBOT U.S. Treasury Ultra Long-Term Bond December 2019 Futures	295.000	11/22/2019	9	9	0	0
Total Purchased Options					$2	$0

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - CBOT U.S. Treasury 10-Year Note November 2019 Futures	$130.000	10/25/2019	22	$22	$(17)	$(18)
Put - CBOT U.S. Treasury 10-Year Note November 2019 Futures	130.000	10/25/2019	22	22	(20)	(12)
Total Written Options					$(37)	$(30)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 114.900 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	601	$3	$0	$0	$0
Call Options Strike @ EUR 116.000 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	18	0	0	0	0
Call Options Strike @ EUR 200.000 on Euro-OAT December 2019 Futures (1)	11/2019	101	1	0	0	0
Euro-BTP Italy Government Bond December Futures	12/2019	127	15,599	(13)	11	0
Euro-Bund 10-Year Bond December Futures	12/2019	105	19,942	(202)	5	(12)
Put Options Strike @ EUR 128.500 on Euro-Bobl December 2019 Futures (1)	11/2019	6	0	0	0	0
Put Options Strike @ EUR 151.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	84	1	0	0	0
Put Options Strike @ EUR 154.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	31	0	0	0	0
Put Options Strike @ EUR 158.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	23	0	0	0	0
Put Options Strike @ EUR 160.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	18	0	0	0	0
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	40	15	1	0	(1)
U.S. Treasury 5-Year Note December Futures	12/2019	40	4,766	(5)	0	(2)
U.S. Treasury 10-Year Note December Futures	12/2019	138	17,983	(150)	0	(11)
				$(369)	$16	$(26)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Note December Futures	12/2019	10	$(781)	$(2)	$1	$0
Australia Government 10-Year Bond December Futures	12/2019	7	(696)	(4)	4	0
Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	6	(13)	(4)	1	0
Call Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	17	(15)	0	1	0
Call Options Strike @ EUR 176.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	12	(6)	19	1	0
Call Options Strike @ EUR 178.500 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	20	(2)	11	0	0
Euro-Bobl December Futures	12/2019	17	(2,513)	(3)	0	(2)
Euro-Buxl 30-Year Bond December Futures	12/2019	3	(711)	19	6	0
Euro-OAT France Government 10-Year Bond December Futures	12/2019	97	(18,006)	195	13	(2)
Euro-Schatz December Futures	12/2019	619	(75,787)	180	0	(24)
Japan Government 10-Year Bond December Futures	12/2019	2	(2,867)	3	4	0
Put Options Strike @ EUR 112.200 on Euro-Schatz Bond December 2019 Futures (1)	11/2019	74	(3)	4	1	0
Put Options Strike @ EUR 170.500 on Euro-Bund 10-Year Bond November 2019 Futures (1)	10/2019	40	(2)	2	0	0
Put Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	6	(4)	4	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2019 (Unaudited)

Put Options Strike @ EUR 175.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	17	(29)	6	1	(1)
Put Options Strike @ EUR 176.000 on Euro-Bund 10-Year Bond December 2019 Futures (1)	11/2019	12	(29)	(6)	1	(1)
U.S. Treasury 2-Year Note December Futures	12/2019	7	(1,509)	3	0	0
U.S. Treasury 30-Year Bond December Futures	12/2019	29	(4,707)	58	1	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2019	8	(1,535)	27	0	(1)
United Kingdom Long Gilt December Futures	12/2019	48	(7,923)	(43)	0	(23)
				$469	$35	$(54)
Total Futures Contracts				$100	$51	$(80)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.158%	EUR	110	$2	$(1)	$1	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.393		$100	(3)	4	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.986		100	(5)	5	0	0	0
							$(6)	$8	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-32 5-Year Index	(5.000)%	Quarterly	06/20/2024	$4,752	$(344)	$1	$(343)	$0	$(11)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.000%	Annual	12/15/2047		$1,190	$2	$(140)	$(138)	$3	$0
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.428	Annual	12/20/2047		1,100	3	(244)	(241)	3	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	(135)	(131)	0	(3)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/16/2022		$3,400	8	86	94	0	(1)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		4,700	6	124	130	0	(1)
Pay	3-Month USD-LIBOR	2.678	Semi-Annual	10/25/2023		2,000	0	106	106	0	0
Pay	3-Month USD-LIBOR	2.670	Semi-Annual	11/19/2023		2,000	0	107	107	0	0
Pay	3-Month USD-LIBOR	2.681	Semi-Annual	12/12/2023		2,000	0	108	108	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/19/2023		3,000	(24)	163	139	0	(1)
Receive(7)	3-Month USD-LIBOR	1.843	Semi-Annual	02/24/2025		2,500	0	(46)	(46)	1	0
Pay(7)	3-Month USD-LIBOR	1.849	Semi-Annual	02/24/2025		2,500	0	46	46	0	(1)
Receive(7)	3-Month USD-LIBOR	2.300	Semi-Annual	04/21/2026		2,300	(10)	(82)	(92)	0	0
Receive(7)	3-Month USD-LIBOR	2.300	Semi-Annual	04/27/2026		5,900	(23)	(213)	(236)	1	0
Receive(7)	3-Month USD-LIBOR	1.850	Semi-Annual	07/27/2026		1,600	(3)	(26)	(29)	0	0
Receive(7)	3-Month USD-LIBOR	2.000	Semi-Annual	07/27/2026		11,500	194	(486)	(292)	1	0
Receive(7)	3-Month USD-LIBOR	2.400	Semi-Annual	12/07/2026		12,200	112	(640)	(528)	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		1,140	(32)	9	(23)	0	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		2,100	116	(249)	(133)	1	0
Receive	3-Month USD-LIBOR	2.765	Semi-Annual	07/18/2028		3,300	38	(373)	(335)	0	0
Receive(7)	3-Month USD-LIBOR	1.750	Semi-Annual	09/12/2029		15,400	36	(110)	(74)	1	0
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		700	(3)	(87)	(90)	0	(1)
Receive(7)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		400	(1)	(51)	(52)	0	(1)
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	2,630	27	(62)	(35)	0	(11)
Receive(7)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		940	23	(39)	(16)	3	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	(49)	(52)	3	0
Pay	CPTFEMU	1.535	Maturity	03/15/2028	EUR	600	0	40	40	0	0
Pay	CPTFEMU	1.620	Maturity	05/15/2028		620	0	47	47	0	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	(34)	(35)	0	0
Pay	CPTFEMU	1.242	Maturity	08/15/2039		350	0	3	3	2	0
Pay	CPTFEMU	1.946	Maturity	03/15/2048		160	1	50	51	1	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		170	0	55	55	2	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		250	1	81	82	3	0
Pay	CPTFEMU	1.387	Maturity	08/15/2049		170	0	5	5	2	0
Receive	CPURNSA	1.350	Maturity	07/05/2020		$4,000	0	0	0	0	(4)
Receive	CPURNSA	1.721	Maturity	07/15/2020		200	0	0	0	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2019 (Unaudited)

Receive	CPURNSA	2.168	Maturity	07/15/2020		1,700	0	(11)	(11)	0	(1)
Receive	CPURNSA	1.430	Maturity	07/25/2020		1,300	0	(1)	(1)	0	(1)
Receive	CPURNSA	1.425	Maturity	08/06/2020		1,100	0	0	0	0	0
Receive	CPURNSA	2.027	Maturity	11/23/2020		1,400	0	(5)	(5)	0	(1)
Receive	CPURNSA	2.021	Maturity	11/25/2020		1,300	0	(5)	(5)	0	(1)
Receive	CPURNSA	1.875	Maturity	03/14/2021		300	0	(1)	(1)	0	0
Receive	CPURNSA	1.927	Maturity	03/18/2021		600	0	(3)	(3)	0	(1)
Receive	CPURNSA	1.550	Maturity	07/26/2021		900	30	(14)	16	0	0
Receive	CPURNSA	1.603	Maturity	09/12/2021		770	23	(13)	10	0	(1)
Receive	CPURNSA	1.592	Maturity	09/20/2021		600	0	(1)	(1)	0	(1)
Receive(7)	CPURNSA	1.488	Maturity	10/01/2021		2,400	0	(2)	(2)	0	(2)
Receive	CPURNSA	2.210	Maturity	02/05/2023		3,240	0	(86)	(86)	0	(4)
Receive	CPURNSA	2.220	Maturity	04/13/2023		318	0	(10)	(10)	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	150	150	5	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	84	84	5	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	22	22	3	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		1,300	0	36	36	4	0
Receive	FRCPXTOB	1.000	Maturity	04/15/2020	EUR	150	0	0	0	0	0
Receive	FRCPXTOB	1.160	Maturity	08/15/2020		40	0	0	0	0	0
Receive	FRCPXTOB	1.345	Maturity	06/15/2021		600	0	(10)	(10)	0	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		2,640	0	(43)	(43)	0	(1)
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	1,900	(1)	4	3	2	0
Pay	UKRPI	3.603	Maturity	11/15/2028		60	0	(1)	(1)	0	0
Pay	UKRPI	3.718	Maturity	12/15/2028		10	0	0	0	0	0
Pay	UKRPI	3.325	Maturity	08/15/2030		2,050	(5)	(81)	(86)	4	0
Pay	UKRPI	3.140	Maturity	04/15/2031		40	(4)	(1)	(5)	0	0
Pay	UKRPI	3.470	Maturity	09/15/2032		1,870	(2)	(48)	(50)	7	0
Pay	UKRPI	3.500	Maturity	09/15/2033		190	0	(4)	(4)	1	0
Pay	UKRPI	3.579	Maturity	10/15/2033		210	0	2	2	1	0
Pay	UKRPI	3.572	Maturity	05/15/2034		730	0	(11)	(11)	4	0
Pay	UKRPI	3.358	Maturity	04/15/2035		700	(24)	14	(10)	4	0
Pay	UKRPI	3.590	Maturity	06/15/2039		240	0	11	11	2	0
Pay	UKRPI	3.600	Maturity	06/15/2039		1,080	0	54	54	8	0
							$488	$(2,010)	$(1,522)	$77	$(38)
Total Swap Agreements							$138	$(2,001)	$(1,863)	$77	$(49)

(g)	Securities with an aggregate market value of $237 and cash of $2,638 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.
(1)	Future styled option.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019	DKK	10,541		$1,618	$79	$0
	10/2019		$139	AUD	206	0	0
	10/2019		2,025	DKK	13,764	0	(16)
	10/2019		3,914	GBP	3,176	0	(8)
	10/2019		1,527	NZD	2,425	0	(9)
	11/2019	GBP	3,176		$3,919	8	0
	11/2019	NZD	2,425		1,528	9	0
	11/2019	TWD	8,716		278	0	(4)
	01/2020	DKK	13,764		2,042	16	0
BPS	10/2019		3,260		501	25	0
	10/2019	EUR	5,889		6,525	106	0
	10/2019	PEN	963		286	0	0
	10/2019		$624	EUR	563	0	(10)
BRC	10/2019	MXN	3,230		$165	1	0
CBK	10/2019	GBP	8,245		10,062	0	(76)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2019 (Unaudited)

	10/2019	NZD	2,425		1,539	21	0
	10/2019		$3,218	EUR	2,925	0	(30)
	10/2019		9,499	GBP	7,631	0	(117)
	10/2019		287	PEN	963	0	(2)
	10/2019		755	ZAR	10,793	0	(43)
	11/2019	COP	4,904,810		$1,449	43	0
	01/2020	PEN	963		286	2	0
DUB	10/2019	BRL	5,599		1,345	0	(3)
	10/2019		$1,346	BRL	5,599	2	0
FBF	10/2019	BRL	5,599		$1,340	0	(7)
	10/2019		$1,345	BRL	5,599	3	0
	11/2019		1,338		5,599	7	0
GLM	10/2019	EUR	1,453		$1,589	5	0
	10/2019		$1,534	COP	4,910,724	0	(124)
HUS	10/2019	AUD	3,357		$2,267	1	0
	10/2019	CAD	1,232		927	0	(3)
	10/2019	COP	4,910,724		1,408	0	(2)
	10/2019	GBP	781		954	0	(7)
	10/2019		$930	CAD	1,232	1	0
	11/2019	CAD	1,232		$930	0	(1)
	11/2019	TWD	27,910		892	0	(11)
	12/2019	KRW	1,774,795		1,468	0	(19)
	01/2020		$1,401	COP	4,910,724	3	0
JPM	10/2019	ARS	12,303		$192	0	(2)
	10/2019	GBP	1,781		2,194	4	0
	10/2019		$3,257	EUR	2,960	0	(30)
	01/2020	BRL	1,290		$335	27	0
	01/2020	MXN	5,222		260	0	0
MYI	10/2019		$2,268	AUD	3,357	0	(2)
	11/2019	AUD	3,357		$2,270	2	0
	12/2019	SGD	1,026		740	0	(4)
SCX	11/2019	TWD	11,113		355	0	(4)
	11/2019		$1,381	RUB	90,677	9	0
	12/2019		1,509	IDR	21,929,123	23	0
	02/2020	PLN	444		$113	2	0
UAG	10/2019	JPY	373,600		3,541	86	0
	10/2019		$3,465	JPY	373,600	0	(9)
	11/2019	JPY	200,700		$1,869	9	0
Total Forward Foreign Currency Contracts						$494	$(543)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FBF	Put - OTC CDX.IG-32 5-Year Index	Buy	1.200%	10/16/2019	2,400	$0	$0

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus BRL	BRL	5.400	11/07/2019	1,000	$0	$0
	Put - OTC USD versus KRW	KRW	1,069.000	11/14/2019	1,000	0	0
BPS	Call - OTC USD versus RUB	RUB	73.350	10/23/2019	1,410	1	0
	Call - OTC USD versus ZAR	ZAR	18.600	10/24/2019	730	0	0
						$1	$0

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	03/10/2020	39,470	$56	$57
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	03/10/2020	40,770	58	58
							$114	$115

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Fannie Mae UMBS, TBA 3.000% due 11/01/2049	$70.000	11/06/2019	7,800	$0	$0
	Put - OTC Fannie Mae UMBS, TBA 3.500% due 11/01/2049	73.000	11/06/2019	35,400	2	0
	Put - OTC Fannie Mae UMBS, TBA 4.000% due 11/01/2049	74.000	11/06/2019	8,400	0	0
					$2	$0
Total Purchased Options					$117	$115

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2019 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-32 5-Year Index	Sell	0.800%	10/16/2019	400	$0	$0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	1,000	(1)	0
BPS	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	400	(1)	0
	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	200	0	0
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	200	0	0
BRC	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	400	(1)	0
DBL	Call - OTC iTraxx Europe 32 5-Year Index	Buy	0.475	01/15/2020	500	0	(1)
	Put - OTC iTraxx Europe 32 5-Year Index	Sell	0.800	01/15/2020	500	(1)	(1)
GST	Put - OTC CDX.IG-32 5-Year Index	Sell	0.850	11/20/2019	500	(1)	0
	Put - OTC CDX.IG-32 5-Year Index	Sell	0.900	11/20/2019	1,000	(1)	0
						$(6)	$(2)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA	216.687	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	04/07/2020	30,900	$(276)	$0
	Floor - OTC CPURNSA	217.965	Maximum of [(1 + 0.000%)[10]- (Final Index/Initial Index)] or 0	09/29/2020	1,400	(18)	0
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	(55)	(1)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	0
	Floor - OTC YOY CPURNSA	234.812	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/2020	4,800	(54)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,100	(39)	(1)
						$(493)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404%	03/10/2020	2,560	$(18)	$(20)
BRC	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	200	(5)	(4)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	5,520	(39)	(44)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.404	03/10/2020	8,350	(58)	(67)
	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	12/13/2019	700	(16)	(13)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.250	12/13/2019	1,000	(25)	(46)
							$(161)	$(194)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor(3)	0.000%	10-Year USD-ISDA – 2-Year USD-ISDA	01/02/2020	18,200	$(14)	$(12)
Total Written Options						$(674)	$(210)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)

									Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.923%	$200	$2	$(3)	$0	$(1)
BRC	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.923	750	7	(9)	0	(2)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2019 (Unaudited)

GST	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.923	550	5	(7)	0	(2)
HUS	Mexico Government International Bond	(1.000)	Quarterly	12/20/2023	0.923	500	4	(6)	0	(2)
							$18	$(25)	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(5)

								Swap Agreements, at Value(8)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.7 Index	0.500%	Monthly	01/17/2047	$219	$(7)	$10	$3	$0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	500	(22)	28	6	0
MYC	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	179	(6)	8	2	0
						$(35)	$46	$11	$0

INTEREST RATE SWAPS

										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.560%	Maturity	12/17/2020		$1,700	$0	$24	$24	$0
BRC	Receive	1-Year ILS-TELBOR	0.374	Annual	06/20/2020	ILS	2,240	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.950	Annual	06/20/2028		480	0	15	15	0
DUB	Pay	CPURNSA	2.500	Maturity	07/15/2022		$5,000	103	(666)	0	(563)
GLM	Receive	1-Year ILS-TELBOR	0.290	Annual	02/16/2020	ILS	4,230	0	(2)	0	(2)
	Receive	1-Year ILS-TELBOR	0.370	Annual	06/20/2020		1,740	0	(1)	0	(1)
	Pay	1-Year ILS-TELBOR	1.971	Annual	02/16/2028		890	0	29	29	0
	Pay	1-Year ILS-TELBOR	1.998	Annual	06/20/2028		370	0	12	12	0
JPM	Receive	1-Year ILS-TELBOR	0.420	Annual	06/20/2020		2,150	0	(2)	0	(2)
	Pay	1-Year ILS-TELBOR	2.078	Annual	06/20/2028		460	0	16	16	0
MYC	Pay	CPURNSA	1.548	Maturity	12/21/2020		$4,000	0	60	60	0
								$103	$(516)	$156	$(569)
Total Swap Agreements								$86	$(495)	$167	$(576)

(i)	Securities with an aggregate market value of $430 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)	The underlying instrument has a forward starting effective date.
(4)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(6)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(7)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(8)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	September 30, 2019 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$7,894	$0	$7,894
Industrials	16	601	0	617
Utilities	0	1,103	0	1,103
U.S. Government Agencies	0	52,659	0	52,659
U.S. Treasury Obligations	0	146,311	0	146,311
Non-Agency Mortgage-Backed Securities	0	3,599	0	3,599
Asset-Backed Securities	0	10,506	0	10,506
Sovereign Issues	0	22,967	0	22,967
Short-Term Instruments
Repurchase Agreements	0	961	0	961

Total Investments	$16	$246,601	$0	$246,617

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$51	$77	$0	$128
Over the counter	0	776	0	776

	$51	$853	$0	$904
Financial Derivative Instruments - Liabilities

Exchange-traded or centrally cleared	(80)	(79)	0	(159)
Over the counter	0	(1,329)	0	(1,329)

	$(80)	$(1,408)	$0	$(1,488)

Total Financial Derivative Instruments	$(29)	$(555)	$0	$(584)

Totals	$(13)	$246,046	$0	$246,033

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.5% ¤
MUNICIPAL BONDS & NOTES 103.0%
ARIZONA 1.6%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	$250	$305
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012 5.000% due 12/01/2030	1,000	1,094
		1,399
CALIFORNIA 11.8%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2038	2,000	2,268
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 5.750% due 06/01/2029	460	465
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	1,000	1,180
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,037
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (b)	3,000	3,550
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	1,300	1,570
		10,070
COLORADO 2.8%
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	2,125	2,366
CONNECTICUT 1.5%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2029	110	137
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 07/01/2026	1,000	1,149
		1,286
FLORIDA 2.4%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,300	1,424
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013 5.000% due 10/01/2028	555	632
		2,056
GEORGIA 7.9%
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	4,000	4,424
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	500	587
5.000% due 01/01/2056	1,000	1,154
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2030	500	606
		6,771
ILLINOIS 15.2%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,213
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	1,000	1,118
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,500	1,785
Chicago, Illinois General Obligation Notes, Series 2016 5.000% due 01/01/2024	1,000	1,102
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042	815	854
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2037 ^(a)	1,000	350
Illinois State General Obligation Bonds, Series 2018 5.000% due 05/01/2036	1,000	1,134

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2019 (Unaudited)

Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,244
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2025	1,000	1,092
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	1,000	978
3.000% due 06/15/2034	1,180	1,112
		12,982
INDIANA 0.6%
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	531
KANSAS 2.5%
Kansas Development Finance Authority Revenue Bonds, Series 2012 5.000% due 11/15/2034	2,000	2,160
LOUISIANA 0.8%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.000% due 06/01/2037	650	652
MASSACHUSETTS 4.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2041	500	565
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	1,149
Massachusetts State College Building Authority Revenue Bonds, Series 2014 5.000% due 05/01/2028	2,000	2,241
		3,955
MICHIGAN 4.4%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	385	485
Michigan Finance Authority Revenue Notes, Series 2014 4.000% due 10/01/2024	2,000	2,152
Michigan Finance Authority Revenue Notes, Series 2016 5.000% due 04/01/2024	1,000	1,143
		3,780
MISSOURI 1.1%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2038	800	897
NEVADA 1.6%
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.125% due 06/01/2058	1,250	1,355

NEW JERSEY 10.0%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2042	1,250	1,462
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2026	250	299
New Jersey Economic Development Authority Revenue Notes, Series 2016 5.000% due 06/15/2022	1,500	1,630
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	1,000	1,120
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	616
5.000% due 06/01/2033	1,000	1,207
5.000% due 06/01/2046	2,000	2,264
		8,598
NEW MEXICO 0.7%
Albuquerque Municipal School District No.12, New Mexico General Obligation Bonds, Series 2017 5.000% due 08/01/2027	500	618
NEW YORK 9.9%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 5.000% due 11/15/2028	1,340	1,495
New York City, New York Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	1,500	1,688
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,000	1,137
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,149
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2033	1,000	1,184

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2019 (Unaudited)

TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	1,500	1,827
		8,480
NORTH CAROLINA 1.2%
North Carolina Turnpike Authority Revenue Bonds, Series 2011 5.000% due 07/01/2024	1,000	1,064
PENNSYLVANIA 4.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,236
Delaware River Port Authority, Pennsylvania Revenue Notes, Series 2012 5.000% due 01/01/2023	1,000	1,103
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (b)	1,000	1,178
		3,517
PUERTO RICO 1.2%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 2.074% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	1,000
RHODE ISLAND 1.0%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2040	800	893
SOUTH CAROLINA 1.3%
South Carolina Public Service Authority Revenue Bonds, Series 2014 5.000% due 12/01/2049	1,000	1,117
TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	200	231
TEXAS 12.5%
Irving Hospital Authority, Texas Revenue Bonds, Series 2017 2.680% (MUNIPSA + 1.100%) due 10/15/2044 ~	1,000	1,009
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 5.000% due 01/01/2030	630	702
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,192
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2025	1,000	1,188
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2023	1,000	1,138
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	4,650	5,427
		10,656
WASHINGTON 0.7%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (b)	500	560
		560
WISCONSIN 1.3%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013 5.000% due 07/01/2025	1,000	1,135

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2019 (Unaudited)

Total Municipal Bonds & Notes (Cost $82,601)		88,129
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (c) 0.5%		451
Total Short-Term Instruments (Cost $451)		451
Total Investments in Securities (Cost $83,052)		88,580
	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	10,533	104
Total Short-Term Instruments (Cost $104)		104
Total Investments in Affiliates (Cost $104)		104
Total Investments 103.6% (Cost $83,156)		$88,684
Other Assets and Liabilities, net (3.6)%		(3,096)
Net Assets 100.0%		$85,588

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(a)	Security is not accruing income as of the date of this report.
(b)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$451	U.S. Treasury Notes 2.375% due 03/15/2021	$(465)	$451	$451
Total Repurchase Agreements						$(465)	$451	$451

(1)	Includes accrued interest.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$1,399	$0	$1,399
California	0	10,070	0	10,070
Colorado	0	2,366	0	2,366
Connecticut	0	1,286	0	1,286
Florida	0	2,056	0	2,056
Georgia	0	6,771	0	6,771
Illinois	0	12,982	0	12,982
Indiana	0	531	0	531
Kansas	0	2,160	0	2,160
Louisiana	0	652	0	652
Massachusetts	0	3,955	0	3,955
Michigan	0	3,780	0	3,780
Missouri	0	897	0	897
Nevada	0	1,355	0	1,355
New Jersey	0	8,598	0	8,598
New Mexico	0	618	0	618
New York	0	8,480	0	8,480
North Carolina	0	1,064	0	1,064
Pennsylvania	0	3,517	0	3,517
Puerto Rico	0	1,000	0	1,000
Rhode Island	0	893	0	893
South Carolina	0	1,117	0	1,117
Tennessee	0	231	0	231
Texas	0	10,656	0	10,656
Washington	0	560	0	560
Wisconsin	0	1,135	0	1,135
Short-Term Instruments
Repurchase Agreements	0	451	0	451

	$0	$88,580	$0	$88,580
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$104	$0	$0	$104
Total Investments	$104	$88,580	$0	$88,684

There were no significant transfers into or out of Level 3 during the period ended September 30, 2019.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value ("NAV"). The NAV of a Portfolio’s, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class less any liabilities by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Portfolio reserves the right to change the time as of which its respective NAV is calculated if the Portfolio closes earlier, or as permitted by the U.S Securities and Exchange Commission ("SEC").

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. A Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTER

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of September 30, 2019, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. The table below shows the Portfolios' transactions in and earnings from these affiliated issuers for the period ended September 30, 2019 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2019	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
Fixed Income SHares: Series C	$16,339	$217,128	$(98,801)	$1	$14	$134,681	$828	$0
Fixed Income SHares: Series LD	5,317	16,554	(21,757)	0	0	114	4	0
Fixed Income SHares: Series M	23,504	135,871	(38,300)	0	12	121,087	571	0
Fixed Income SHares: Series TE	1,380	9,523	(10,800)	1	0	104	23	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	FOB	Credit Suisse Securities (USA) LLC	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SOG	Societe Generale Paris
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	TDM	TD Securities (USA) LLC
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JP Morgan Chase Bank N.A.	TOR	Toronto Dominion Bank
CIW	CIBC World Markets Corp.	MYC	Morgan Stanley Capital Services, Inc.	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
ARS	Argentine Peso	IDR	Indonesian Rupiah	PLN	Polish Zloty
AUD	Australian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
BRL	Brazilian Real	INR	Indian Rupee	SGD	Singapore Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	TRY	Turkish New Lira
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound	PEN	Peruvian New Sol

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ARLLMONP	Argentina Blended Policy Rate	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	ISDA	International Swaps and Derivatives Association, Inc.
BADLARPP	Argentina Badlar Floating Rate Notes	CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
CDX.HY	Credit Derivatives Index - High Yield	EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
CDX.IG	Credit Derivatives Index - Investment Grade	FRCPXTOB	France Consumer Price ex-Tobacco Index	US0003M	3 Month USD Swap Rate
CMBX	Commercial Mortgage-Backed Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate

Information Classification: Limited Access